UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08071

Lazard Retirement Series, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/24

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Retirement International Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement International Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$55	1.07%

Portfolio Performance

	Service Shares	MSCI EAFE Index
06/14	$10,000	$10,000
07/14	$9,640	$9,803
08/14	$9,665	$9,788
09/14	$9,412	$9,412
10/14	$9,397	$9,276
11/14	$9,491	$9,402
12/14	$9,152	$9,077
01/15	$9,152	$9,121
02/15	$9,774	$9,667
03/15	$9,679	$9,520
04/15	$10,015	$9,908
05/15	$10,059	$9,858
06/15	$9,891	$9,579
07/15	$10,096	$9,778
08/15	$9,434	$9,058
09/15	$9,059	$8,598
10/15	$9,566	$9,270
11/15	$9,537	$9,126
12/15	$9,311	$9,003
01/16	$8,857	$8,352
02/16	$8,629	$8,199
03/16	$9,236	$8,732
04/16	$9,342	$8,985
05/16	$9,342	$8,903
06/16	$9,076	$8,604
07/16	$9,289	$9,040
08/16	$9,193	$9,047
09/16	$9,361	$9,158
10/16	$8,927	$8,971
11/16	$8,759	$8,792
12/16	$8,912	$9,093
01/17	$9,036	$9,356
02/17	$9,136	$9,490
03/17	$9,398	$9,751
04/17	$9,667	$9,999
05/17	$10,029	$10,366
06/17	$9,968	$10,347
07/17	$10,299	$10,645
08/17	$10,260	$10,641
09/17	$10,447	$10,906
10/17	$10,611	$11,072
11/17	$10,775	$11,188
12/17	$10,903	$11,367
01/18	$11,446	$11,938
02/18	$10,832	$11,399
03/18	$10,862	$11,193
04/18	$10,872	$11,449
05/18	$10,721	$11,192
06/18	$10,581	$11,055
07/18	$10,742	$11,327
08/18	$10,538	$11,108
09/18	$10,649	$11,205
10/18	$9,863	$10,313
11/18	$9,852	$10,299
12/18	$9,386	$9,800
01/19	$9,910	$10,444
02/19	$10,248	$10,710
03/19	$10,325	$10,778
04/19	$10,619	$11,080
05/19	$10,270	$10,549
06/19	$10,848	$11,174
07/19	$10,630	$11,032
08/19	$10,405	$10,746
09/19	$10,668	$11,055
10/19	$10,887	$11,452
11/19	$10,974	$11,581
12/19	$11,358	$11,958
01/20	$11,149	$11,708
02/20	$10,328	$10,649
03/20	$8,718	$9,228
04/20	$9,222	$9,824
05/20	$9,704	$10,251
06/20	$9,967	$10,600
07/20	$10,372	$10,847
08/20	$10,927	$11,404
09/20	$10,684	$11,108
10/20	$10,210	$10,664
11/20	$11,714	$12,317
12/20	$12,293	$12,890
01/21	$12,027	$12,752
02/21	$12,189	$13,038
03/21	$12,502	$13,338
04/21	$12,930	$13,739
05/21	$13,231	$14,187
06/21	$12,965	$14,027
07/21	$13,034	$14,132
08/21	$13,365	$14,381
09/21	$12,963	$13,964
10/21	$13,294	$14,307
11/21	$12,549	$13,642
12/21	$13,010	$14,340
01/22	$12,502	$13,648
02/22	$12,301	$13,406
03/22	$12,123	$13,492
04/22	$11,390	$12,619
05/22	$11,698	$12,714
06/22	$10,751	$11,534
07/22	$11,165	$12,108
08/22	$10,529	$11,533
09/22	$9,569	$10,455
10/22	$10,028	$11,017
11/22	$11,211	$12,258
12/22	$11,058	$12,267
01/23	$12,059	$13,261
02/23	$11,684	$12,984
03/23	$12,017	$13,306
04/23	$12,184	$13,681
05/23	$11,725	$13,103
06/23	$12,476	$13,699
07/23	$12,713	$14,143
08/23	$12,264	$13,601
09/23	$11,785	$13,136
10/23	$11,404	$12,604
11/23	$12,405	$13,773
12/23	$12,814	$14,505
01/24	$12,701	$14,589
02/24	$13,152	$14,856
03/24	$13,617	$15,345
04/24	$13,138	$14,952
05/24	$13,800	$15,530
06/24	$13,490	$15,285

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	8.13%	4.46%	3.04%
MSCI EAFE Index	11.54%	6.46%	4.33%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$113,890,947
# of Portfolio Holdings	79
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$373,623

Top 10 Holdings (% of Net Assets)

RELX PLC	3.6%
Unilever PLC	2.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR, ADR	2.4%
Roche Holding AG	2.3%
ICON PLC	2.1%
ABB Ltd.	1.9%
Hitachi Ltd.	1.8%
Suncor Energy, Inc.	1.7%
Compass Group PLC	1.7%
Renesas Electronics Corp.	1.7%

Top 10 Sectors (% of Net Assets)

Industrials	23.7%
Financials	14.8%
Consumer Discretionary	12.7%
Information Technology	12.1%
Health Care	9.7%
Consumer Staples	9.6%
Materials	5.4%
Communication Services	3.7%
Energy	2.9%
Utilities	2.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Retirement US Small Cap Equity Select Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement US Small Cap Equity Select Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$58	1.15%

Portfolio Performance

	Service Shares	Russell 3000 Index	Russell 2000 Index
06/14	$10,000	$10,000	$10,000
07/14	$9,481	$9,803	$9,395
08/14	$9,960	$10,214	$9,861
09/14	$9,425	$10,001	$9,264
10/14	$9,994	$10,276	$9,875
11/14	$10,073	$10,525	$9,884
12/14	$10,233	$10,525	$10,166
01/15	$9,933	$10,232	$9,838
02/15	$10,696	$10,825	$10,423
03/15	$10,859	$10,715	$10,604
04/15	$10,696	$10,763	$10,334
05/15	$10,871	$10,912	$10,569
06/15	$10,871	$10,729	$10,648
07/15	$10,721	$10,909	$10,525
08/15	$10,067	$10,250	$9,864
09/15	$9,690	$9,952	$9,380
10/15	$10,119	$10,738	$9,908
11/15	$10,457	$10,797	$10,230
12/15	$9,989	$10,576	$9,716
01/16	$9,219	$9,979	$8,862
02/16	$9,327	$9,976	$8,862
03/16	$10,003	$10,678	$9,569
04/16	$10,016	$10,744	$9,720
05/16	$10,125	$10,936	$9,938
06/16	$9,976	$10,959	$9,932
07/16	$10,476	$11,394	$10,525
08/16	$10,594	$11,423	$10,711
09/16	$10,551	$11,441	$10,830
10/16	$10,351	$11,193	$10,316
11/16	$11,223	$11,694	$11,466
12/16	$11,566	$11,922	$11,787
01/17	$11,537	$12,147	$11,833
02/17	$11,780	$12,599	$12,062
03/17	$11,709	$12,607	$12,077
04/17	$11,680	$12,741	$12,210
05/17	$11,838	$12,871	$11,962
06/17	$12,052	$12,987	$12,376
07/17	$12,081	$13,232	$12,468
08/17	$11,979	$13,258	$12,309
09/17	$12,563	$13,581	$13,077
10/17	$12,743	$13,877	$13,189
11/17	$13,118	$14,299	$13,568
12/17	$13,179	$14,442	$13,514
01/18	$13,464	$15,203	$13,867
02/18	$12,894	$14,642	$13,330
03/18	$13,005	$14,349	$13,502
04/18	$13,226	$14,403	$13,618
05/18	$13,590	$14,810	$14,445
06/18	$13,701	$14,907	$14,549
07/18	$14,049	$15,401	$14,802
08/18	$14,390	$15,942	$15,440
09/18	$14,141	$15,968	$15,068
10/18	$12,496	$14,793	$13,432
11/18	$12,878	$15,089	$13,645
12/18	$11,434	$13,685	$12,024
01/19	$12,602	$14,859	$13,377
02/19	$13,151	$15,382	$14,072
03/19	$13,063	$15,606	$13,778
04/19	$13,717	$16,230	$14,247
05/19	$12,868	$15,179	$13,138
06/19	$13,877	$16,245	$14,067
07/19	$14,001	$16,487	$14,149
08/19	$13,592	$16,151	$13,450
09/19	$14,098	$16,434	$13,730
10/19	$14,423	$16,788	$14,091
11/19	$14,567	$17,426	$14,671
12/19	$14,856	$17,929	$15,094
01/20	$14,549	$17,910	$14,609
02/20	$13,376	$16,444	$13,379
03/20	$10,253	$14,182	$10,472
04/20	$11,679	$16,061	$11,911
05/20	$12,401	$16,920	$12,686
06/20	$12,383	$17,306	$13,134
07/20	$12,961	$18,289	$13,498
08/20	$13,316	$19,614	$14,258
09/20	$12,810	$18,900	$13,781
10/20	$13,083	$18,492	$14,070
11/20	$14,954	$20,741	$16,663
12/20	$15,861	$21,675	$18,104
01/21	$16,056	$21,578	$19,014
02/21	$17,245	$22,253	$20,199
03/21	$17,801	$23,050	$20,401
04/21	$18,678	$24,239	$20,829
05/21	$18,698	$24,349	$20,873
06/21	$18,552	$24,950	$21,278
07/21	$18,220	$25,372	$20,510
08/21	$18,505	$26,095	$20,969
09/21	$17,978	$24,924	$20,351
10/21	$18,798	$26,610	$21,216
11/21	$17,978	$26,205	$20,331
12/21	$19,013	$27,237	$20,784
01/22	$17,987	$25,634	$18,783
02/22	$18,104	$24,988	$18,984
03/22	$18,056	$25,799	$19,219
04/22	$16,981	$23,484	$17,315
05/22	$16,952	$23,452	$17,341
06/22	$15,302	$21,490	$15,915
07/22	$16,845	$23,506	$17,577
08/22	$16,141	$22,629	$17,216
09/22	$14,754	$20,531	$15,567
10/22	$16,220	$22,214	$17,281
11/22	$17,005	$23,374	$17,685
12/22	$16,063	$22,005	$16,538
01/23	$17,359	$23,521	$18,150
02/23	$16,940	$22,971	$17,843
03/23	$16,364	$23,585	$16,990
04/23	$15,997	$23,837	$16,685
05/23	$15,487	$23,929	$16,531
06/23	$16,639	$25,563	$17,875
07/23	$17,463	$26,480	$18,969
08/23	$16,783	$25,969	$18,021
09/23	$16,036	$24,732	$16,959
10/23	$15,199	$24,076	$15,803
11/23	$16,272	$26,321	$17,233
12/23	$17,673	$27,717	$19,339
01/24	$17,293	$28,024	$18,586
02/24	$18,196	$29,541	$19,637
03/24	$18,890	$30,494	$20,340
04/24	$17,778	$29,152	$18,909
05/24	$18,576	$30,530	$19,858
06/24	$18,223	$31,475	$19,677

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	9.52%	5.60%	6.18%
Russell 3000 Index	23.13%	14.14%	12.15%
Russell 2000 Index	10.06%	6.94%	7.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Effective as of May 1, 2024, the Russell 3000 Index replaced the Russell 2000 Index as the Portfolio's broad-based securities market index. The Russell 3000 Index was selected in connection with certain regulatory requirements to provide a broad measure of market performance.

Key Portfolio Statistics

Total Net Assets	$40,192,557
# of Portfolio Holdings	79
Portfolio Turnover Rate	48%
Total Advisory Fees Paid	$111,300

Top 10 Holdings (% of Net Assets)

StepStone Group, Inc.,, A	2.3%
Stifel Financial Corp.	2.1%
Wintrust Financial Corp.	2.0%
Reinsurance Group of America, Inc.	1.9%
Brixmor Property Group, Inc.	1.8%
Enovis Corp.	1.7%
Graphic Packaging Holding Co.	1.7%
United Therapeutics Corp.	1.7%
Casella Waste Systems, Inc.,, A	1.7%
Chefs' Warehouse Inc.	1.7%

Top 10 Sectors (% of Net Assets)

Financials	17.5%
Health Care	14.9%
Industrials	14.4%
Information Technology	13.6%
Consumer Discretionary	12.3%
Energy	6.4%
Consumer Staples	5.5%
Real Estate	4.5%
Materials	3.9%
Communication Services	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Retirement Emerging Markets Equity Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.16%

Portfolio Performance

	Investor Shares	MSCI Emerging Markets Index
06/14	$10,000	$10,000
07/14	$10,108	$10,193
08/14	$10,318	$10,422
09/14	$9,411	$9,650
10/14	$9,653	$9,764
11/14	$9,497	$9,660
12/14	$8,770	$9,215
01/15	$8,726	$9,270
02/15	$8,921	$9,558
03/15	$8,610	$9,422
04/15	$9,210	$10,147
05/15	$8,868	$9,740
06/15	$8,690	$9,486
07/15	$8,233	$8,829
08/15	$7,434	$8,030
09/15	$7,051	$7,788
10/15	$7,532	$8,344
11/15	$7,354	$8,018
12/15	$7,025	$7,839
01/16	$6,839	$7,331
02/16	$6,713	$7,319
03/16	$7,659	$8,287
04/16	$7,899	$8,332
05/16	$7,596	$8,021
06/16	$8,040	$8,342
07/16	$8,420	$8,762
08/16	$8,535	$8,980
09/16	$8,748	$9,096
10/16	$8,807	$9,117
11/16	$8,317	$8,698
12/16	$8,509	$8,717
01/17	$8,944	$9,194
02/17	$9,197	$9,475
03/17	$9,430	$9,714
04/17	$9,596	$9,927
05/17	$9,674	$10,221
06/17	$9,628	$10,324
07/17	$10,151	$10,939
08/17	$10,351	$11,183
09/17	$10,268	$11,138
10/17	$10,507	$11,529
11/17	$10,475	$11,552
12/17	$10,903	$11,967
01/18	$11,787	$12,964
02/18	$11,263	$12,366
03/18	$11,113	$12,136
04/18	$10,791	$12,083
05/18	$10,056	$11,655
06/18	$9,598	$11,172
07/18	$9,878	$11,417
08/18	$9,362	$11,109
09/18	$9,442	$11,050
10/18	$8,945	$10,088
11/18	$9,231	$10,503
12/18	$8,905	$10,224
01/19	$9,921	$11,120
02/19	$9,615	$11,144
03/19	$9,562	$11,238
04/19	$9,782	$11,475
05/19	$9,346	$10,642
06/19	$9,835	$11,306
07/19	$9,629	$11,168
08/19	$9,127	$10,623
09/19	$9,461	$10,826
10/19	$9,829	$11,283
11/19	$9,824	$11,267
12/19	$10,540	$12,107
01/20	$9,901	$11,543
02/20	$9,214	$10,935
03/20	$7,332	$9,251
04/20	$7,835	$10,098
05/20	$7,990	$10,176
06/20	$8,212	$10,924
07/20	$8,633	$11,900
08/20	$8,531	$12,163
09/20	$8,396	$11,969
10/20	$8,381	$12,215
11/20	$9,598	$13,345
12/20	$10,431	$14,326
01/21	$10,441	$14,766
02/21	$10,656	$14,878
03/21	$10,955	$14,654
04/21	$11,070	$15,018
05/21	$11,648	$15,367
06/21	$11,569	$15,393
07/21	$11,105	$14,357
08/21	$11,403	$14,733
09/21	$11,071	$14,148
10/21	$11,087	$14,288
11/21	$10,602	$13,705
12/21	$11,036	$13,963
01/22	$11,270	$13,699
02/22	$10,766	$13,290
03/22	$10,592	$12,989
04/22	$10,021	$12,267
05/22	$10,358	$12,321
06/22	$9,348	$11,502
07/22	$9,455	$11,473
08/22	$9,343	$11,521
09/22	$8,357	$10,171
10/22	$8,458	$9,856
11/22	$9,644	$11,317
12/22	$9,385	$11,158
01/23	$10,232	$12,039
02/23	$9,867	$11,259
03/23	$10,132	$11,600
04/23	$10,227	$11,469
05/23	$9,999	$11,276
06/23	$10,640	$11,705
07/23	$11,090	$12,434
08/23	$10,607	$11,668
09/23	$10,507	$11,362
10/23	$10,300	$10,920
11/23	$11,032	$11,794
12/23	$11,507	$12,255
01/24	$11,105	$11,686
02/24	$11,602	$12,243
03/24	$11,786	$12,546
04/24	$11,859	$12,603
05/24	$12,150	$12,673
06/24	$12,463	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Investor Shares	17.13%	4.85%	2.23%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$326,443,292
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,593,690

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp.,, H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Top 10 Sectors (% of Net Assets)

Financials	26.1%
Information Technology	21.8%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	7.3%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.8%
Health Care	3.3%
Cash, Cash Equivalents and Repurchase Agreements	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Retirement Emerging Markets Equity Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$72	1.40%

Portfolio Performance

	Service Shares	MSCI Emerging Markets Index
06/14	$10,000	$10,000
07/14	$10,107	$10,193
08/14	$10,315	$10,422
09/14	$9,403	$9,650
10/14	$9,647	$9,764
11/14	$9,489	$9,660
12/14	$8,759	$9,215
01/15	$8,710	$9,270
02/15	$8,903	$9,558
03/15	$8,592	$9,422
04/15	$9,193	$10,147
05/15	$8,851	$9,740
06/15	$8,671	$9,486
07/15	$8,210	$8,829
08/15	$7,413	$8,030
09/15	$7,030	$7,788
10/15	$7,510	$8,344
11/15	$7,325	$8,018
12/15	$7,002	$7,839
01/16	$6,815	$7,331
02/16	$6,685	$7,319
03/16	$7,627	$8,287
04/16	$7,863	$8,332
05/16	$7,560	$8,021
06/16	$8,001	$8,342
07/16	$8,376	$8,762
08/16	$8,489	$8,980
09/16	$8,699	$9,096
10/16	$8,757	$9,117
11/16	$8,270	$8,698
12/16	$8,457	$8,717
01/17	$8,890	$9,194
02/17	$9,137	$9,475
03/17	$9,367	$9,714
04/17	$9,529	$9,927
05/17	$9,606	$10,221
06/17	$9,556	$10,324
07/17	$10,075	$10,939
08/17	$10,271	$11,183
09/17	$10,190	$11,138
10/17	$10,425	$11,529
11/17	$10,389	$11,552
12/17	$10,810	$11,967
01/18	$11,685	$12,964
02/18	$11,163	$12,366
03/18	$11,012	$12,136
04/18	$10,691	$12,083
05/18	$9,958	$11,655
06/18	$9,504	$11,172
07/18	$9,779	$11,417
08/18	$9,269	$11,109
09/18	$9,342	$11,050
10/18	$8,851	$10,088
11/18	$9,131	$10,503
12/18	$8,804	$10,224
01/19	$9,811	$11,120
02/19	$9,502	$11,144
03/19	$9,451	$11,238
04/19	$9,666	$11,475
05/19	$9,230	$10,642
06/19	$9,718	$11,306
07/19	$9,511	$11,168
08/19	$9,012	$10,623
09/19	$9,343	$10,826
10/19	$9,697	$11,283
11/19	$9,692	$11,267
12/19	$10,402	$12,107
01/20	$9,763	$11,543
02/20	$9,087	$10,935
03/20	$7,229	$9,251
04/20	$7,721	$10,098
05/20	$7,877	$10,176
06/20	$8,090	$10,924
07/20	$8,506	$11,900
08/20	$8,398	$12,163
09/20	$8,267	$11,969
10/20	$8,252	$12,215
11/20	$9,448	$13,345
12/20	$10,269	$14,326
01/21	$10,274	$14,766
02/21	$10,478	$14,878
03/21	$10,775	$14,654
04/21	$10,886	$15,018
05/21	$11,450	$15,367
06/21	$11,367	$15,393
07/21	$10,911	$14,357
08/21	$11,202	$14,733
09/21	$10,875	$14,148
10/21	$10,890	$14,288
11/21	$10,409	$13,705
12/21	$10,830	$13,963
01/22	$11,058	$13,699
02/22	$10,563	$13,290
03/22	$10,394	$12,989
04/22	$9,830	$12,267
05/22	$10,157	$12,321
06/22	$9,166	$11,502
07/22	$9,270	$11,473
08/22	$9,157	$11,521
09/22	$8,193	$10,171
10/22	$8,285	$9,856
11/22	$9,445	$11,317
12/22	$9,193	$11,158
01/23	$10,019	$12,039
02/23	$9,655	$11,259
03/23	$9,917	$11,600
04/23	$10,009	$11,469
05/23	$9,783	$11,276
06/23	$10,409	$11,705
07/23	$10,845	$12,434
08/23	$10,372	$11,668
09/23	$10,269	$11,362
10/23	$10,064	$10,920
11/23	$10,782	$11,794
12/23	$11,241	$12,255
01/24	$10,847	$11,686
02/24	$11,327	$12,243
03/24	$11,505	$12,546
04/24	$11,570	$12,603
05/24	$11,856	$12,673
06/24	$12,158	$13,170

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	16.80%	4.58%	1.97%
MSCI Emerging Markets Index	12.55%	3.10%	2.79%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$326,443,292
# of Portfolio Holdings	82
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$1,593,690

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	5.1%
China Construction Bank Corp.,, H	3.1%
ASE Technology Holding Co. Ltd.	2.8%
Lenovo Group Ltd.	2.7%
Indus Towers Ltd.	2.4%
MediaTek, Inc.	2.2%
OTP Bank Nyrt	2.1%
SK Hynix, Inc.	2.1%
BB Seguridade Participacoes SA	2.0%
Banco do Brasil SA	1.9%

Top 10 Sectors (% of Net Assets)

Financials	26.1%
Information Technology	21.8%
Consumer Discretionary	10.1%
Communication Services	9.1%
Industrials	7.3%
Consumer Staples	6.8%
Energy	5.9%
Materials	4.8%
Health Care	3.3%
Cash, Cash Equivalents and Repurchase Agreements	2.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Investor Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.90%

Portfolio Performance

	Investor Shares	MSCI World Index	GDMA Index
12/18	$10,000	$10,000	$10,000
12/18	$10,000	$10,000	$10,000
01/19	$10,551	$10,778	$10,465
02/19	$10,749	$11,102	$10,593
03/19	$10,870	$11,248	$10,728
04/19	$10,999	$11,647	$10,903
05/19	$10,672	$10,975	$10,662
06/19	$11,189	$11,698	$11,131
07/19	$11,197	$11,757	$11,144
08/19	$11,097	$11,516	$11,142
09/19	$11,157	$11,761	$11,205
10/19	$11,304	$12,060	$11,385
11/19	$11,494	$12,396	$11,500
12/19	$11,779	$12,768	$11,706
01/20	$11,736	$12,690	$11,745
02/20	$10,968	$11,618	$11,288
03/20	$9,975	$10,081	$10,414
04/20	$10,208	$11,182	$11,085
05/20	$10,424	$11,722	$11,377
06/20	$10,571	$12,033	$11,579
07/20	$10,950	$12,608	$12,041
08/20	$11,276	$13,450	$12,433
09/20	$11,083	$12,986	$12,197
10/20	$10,899	$12,587	$12,015
11/20	$11,549	$14,197	$12,893
12/20	$11,892	$14,799	$13,252
01/21	$11,760	$14,653	$13,128
02/21	$11,804	$15,028	$13,183
03/21	$11,997	$15,528	$13,276
04/21	$12,375	$16,250	$13,669
05/21	$12,542	$16,484	$13,831
06/21	$12,613	$16,730	$13,873
07/21	$12,859	$17,029	$14,090
08/21	$13,048	$17,453	$14,236
09/21	$12,569	$16,729	$13,815
10/21	$13,085	$17,676	$14,189
11/21	$12,904	$17,289	$14,013
12/21	$13,338	$18,027	$14,303
01/22	$12,705	$17,073	$13,778
02/22	$12,479	$16,641	$13,522
03/22	$12,370	$17,097	$13,502
04/22	$11,538	$15,676	$12,571
05/22	$11,584	$15,689	$12,593
06/22	$10,969	$14,330	$11,845
07/22	$11,421	$15,468	$12,441
08/22	$10,917	$14,822	$11,936
09/22	$10,205	$13,443	$11,074
10/22	$10,465	$14,408	$11,434
11/22	$11,119	$15,410	$12,100
12/22	$11,033	$14,755	$11,877
01/23	$11,456	$15,800	$12,492
02/23	$11,061	$15,420	$12,134
03/23	$11,398	$15,897	$12,514
04/23	$11,533	$16,175	$12,652
05/23	$11,264	$16,013	$12,465
06/23	$11,639	$16,982	$12,841
07/23	$11,812	$17,553	$13,102
08/23	$11,632	$17,133	$12,856
09/23	$11,194	$16,395	$12,390
10/23	$10,990	$15,919	$12,136
11/23	$11,744	$17,413	$13,011
12/23	$12,253	$18,267	$13,601
01/24	$12,304	$18,487	$13,588
02/24	$12,569	$19,271	$13,791
03/24	$12,864	$19,889	$14,050
04/24	$12,416	$19,151	$13,612
05/24	$12,844	$20,007	$14,005
06/24	$12,926	$20,444	$14,138

Average Annual Total Returns (%)

	1 Year	5 Years	Since Inception 12/31/18
Investor Shares	11.05%	2.93%	4.78%
MSCI World Index	20.19%	11.78%	13.85%
GDMA Index	10.26%	4.93%	6.52%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$234,643,460
# of Portfolio Holdings	527
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$735,113

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	2.4%
NVIDIA Corp.	2.4%
Apple, Inc.	1.8%
Alphabet, Inc.,, C	1.3%
iShares MSCI World ETF	1.2%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Meta Platforms, Inc.,, A	0.9%
Novo Nordisk AS,, B	0.8%
Amazon.com, Inc.	0.8%
Spain Government Bonds (Spain) 1.000% due 07/30/42	0.7%

Top 10 Sectors (% of Net Assets)

Sovereign Debt	21.5%
Information Technology	14.6%
Financials	13.6%
Health Care	10.3%
Industrials	8.2%
Consumer Discretionary	6.9%
Communication Services	6.5%
Consumer Staples	6.4%
U.S. Treasury Securities	2.7%
Real Estate	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Service Shares

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about the Lazard Retirement Global Dynamic Multi-Asset Portfolio for the period of January 1, 2024 to June 30, 2024.  You can find additional information about the Portfolio at www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#TSR. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment and annualized for periods of less than one year)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	1.05%

Portfolio Performance

	Service Shares	MSCI World Index	GDMA Index
06/14	$10,000	$10,000	$10,000
07/14	$9,820	$9,840	$9,875
08/14	$10,007	$10,056	$10,011
09/14	$9,756	$9,784	$9,736
10/14	$9,881	$9,848	$9,768
11/14	$9,991	$10,044	$9,848
12/14	$9,861	$9,883	$9,735
01/15	$9,695	$9,704	$9,639
02/15	$10,111	$10,273	$9,881
03/15	$9,961	$10,111	$9,757
04/15	$10,160	$10,349	$9,923
05/15	$10,152	$10,384	$9,851
06/15	$10,002	$10,142	$9,715
07/15	$10,144	$10,324	$9,814
08/15	$9,635	$9,640	$9,495
09/15	$9,501	$9,285	$9,344
10/15	$9,944	$10,020	$9,724
11/15	$9,902	$9,970	$9,619
12/15	$9,817	$9,794	$9,560
01/16	$9,502	$9,209	$9,316
02/16	$9,451	$9,140	$9,385
03/16	$9,962	$9,761	$9,830
04/16	$10,039	$9,903	$9,986
05/16	$10,031	$9,959	$9,947
06/16	$10,065	$9,847	$10,036
07/16	$10,346	$10,263	$10,286
08/16	$10,262	$10,271	$10,265
09/16	$10,330	$10,325	$10,321
10/16	$10,073	$10,126	$10,078
11/16	$10,013	$10,271	$9,950
12/16	$10,141	$10,517	$10,046
01/17	$10,365	$10,770	$10,224
02/17	$10,605	$11,069	$10,390
03/17	$10,716	$11,187	$10,453
04/17	$10,896	$11,353	$10,589
05/17	$11,111	$11,593	$10,783
06/17	$11,137	$11,637	$10,799
07/17	$11,394	$11,916	$11,019
08/17	$11,462	$11,932	$11,081
09/17	$11,644	$12,200	$11,156
10/17	$11,825	$12,430	$11,240
11/17	$12,101	$12,700	$11,424
12/17	$12,223	$12,871	$11,521
01/18	$12,749	$13,551	$11,894
02/18	$12,268	$12,990	$11,595
03/18	$12,169	$12,707	$11,530
04/18	$12,160	$12,853	$11,504
05/18	$12,214	$12,934	$11,497
06/18	$12,151	$12,927	$11,468
07/18	$12,432	$13,331	$11,638
08/18	$12,566	$13,496	$11,716
09/18	$12,593	$13,572	$11,698
10/18	$11,848	$12,575	$11,204
11/18	$11,957	$12,719	$11,284
12/18	$11,421	$11,752	$10,969
01/19	$12,050	$12,666	$11,479
02/19	$12,276	$13,048	$11,620
03/19	$12,414	$13,219	$11,768
04/19	$12,562	$13,688	$11,960
05/19	$12,188	$12,898	$11,696
06/19	$12,778	$13,748	$12,210
07/19	$12,788	$13,817	$12,224
08/19	$12,673	$13,534	$12,223
09/19	$12,752	$13,822	$12,291
10/19	$12,910	$14,173	$12,489
11/19	$13,127	$14,568	$12,615
12/19	$13,452	$15,005	$12,841
01/20	$13,393	$14,914	$12,883
02/20	$12,526	$13,654	$12,382
03/20	$11,382	$11,847	$11,424
04/20	$11,648	$13,141	$12,159
05/20	$11,895	$13,776	$12,480
06/20	$12,062	$14,141	$12,701
07/20	$12,496	$14,817	$13,208
08/20	$12,859	$15,806	$13,639
09/20	$12,639	$15,261	$13,380
10/20	$12,428	$14,793	$13,180
11/20	$13,160	$16,685	$14,142
12/20	$13,561	$17,392	$14,537
01/21	$13,410	$17,220	$14,401
02/21	$13,450	$17,661	$14,461
03/21	$13,671	$18,249	$14,563
04/21	$14,102	$19,097	$14,994
05/21	$14,292	$19,372	$15,172
06/21	$14,373	$19,661	$15,218
07/21	$14,643	$20,013	$15,455
08/21	$14,860	$20,511	$15,616
09/21	$14,303	$19,660	$15,154
10/21	$14,901	$20,773	$15,565
11/21	$14,684	$20,318	$15,372
12/21	$15,179	$21,185	$15,690
01/22	$14,457	$20,065	$15,114
02/22	$14,200	$19,557	$14,833
03/22	$14,076	$20,093	$14,811
04/22	$13,127	$18,423	$13,790
05/22	$13,179	$18,438	$13,814
06/22	$12,478	$16,841	$12,993
07/22	$12,993	$18,178	$13,647
08/22	$12,410	$17,419	$13,093
09/22	$11,599	$15,799	$12,148
10/22	$11,895	$16,933	$12,542
11/22	$12,630	$18,110	$13,273
12/22	$12,542	$17,340	$13,028
01/23	$13,013	$18,568	$13,703
02/23	$12,575	$18,122	$13,311
03/23	$12,948	$18,682	$13,727
04/23	$13,101	$19,009	$13,878
05/23	$12,794	$18,819	$13,673
06/23	$13,211	$19,958	$14,086
07/23	$13,419	$20,628	$14,372
08/23	$13,202	$20,135	$14,102
09/23	$12,703	$19,267	$13,591
10/23	$12,483	$18,709	$13,313
11/23	$13,330	$20,463	$14,272
12/23	$13,898	$21,468	$14,919
01/24	$13,956	$21,726	$14,906
02/24	$14,258	$22,647	$15,128
03/24	$14,594	$23,374	$15,412
04/24	$14,084	$22,507	$14,931
05/24	$14,571	$23,513	$15,363
06/24	$14,664	$24,021	$15,510

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Service Shares	11.00%	2.79%	3.90%
MSCI World Index	20.19%	11.78%	9.16%
GDMA Index	10.26%	4.93%	4.49%

The performance quoted represents past performance. Past performance does not guarantee future results. The current performance may be lower or higher than the performance data quoted. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

Key Portfolio Statistics

Total Net Assets	$234,643,460
# of Portfolio Holdings	527
Portfolio Turnover Rate	30%
Total Advisory Fees Paid	$735,113

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	2.4%
NVIDIA Corp.	2.4%
Apple, Inc.	1.8%
Alphabet, Inc.,, C	1.3%
iShares MSCI World ETF	1.2%
U.S. Treasury Bonds 1.750% due 08/15/41	1.2%
Meta Platforms, Inc.,, A	0.9%
Novo Nordisk AS,, B	0.8%
Amazon.com, Inc.	0.8%
Spain Government Bonds (Spain) 1.000% due 07/30/42	0.7%

Top 10 Sectors (% of Net Assets)

Sovereign Debt	21.5%
Information Technology	14.6%
Financials	13.6%
Health Care	10.3%
Industrials	8.2%
Consumer Discretionary	6.9%
Communication Services	6.5%
Consumer Staples	6.4%
U.S. Treasury Securities	2.7%
Real Estate	2.2%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial statements, holdings and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/funds/list/mutual-funds/42#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Retirement Series

Semi-Annual Financial Statements

June 30, 2024

Equity

Lazard Retirement Emerging Markets Equity Portfolio
Lazard Retirement International Equity Portfolio
Lazard Retirement US Small Cap Equity Select Portfolio

Multi-Asset

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Lazard Retirement Series, Inc. Table of Contents

2	A Message from Lazard

5	Portfolio Holdings Presented by Sector (N-CSR Item 7)

6	Portfolios of Investments (N-CSR Item 7)

6	Lazard Retirement Emerging Markets Equity Portfolio

11	Lazard Retirement Global Dynamic Multi-Asset Portfolio

38	Lazard Retirement International Equity Portfolio

43	Lazard Retirement US Small Cap Equity Select Portfolio

49	Notes to Portfolios of Investments (N-CSR Item 7)

52	Statements of Assets and Liabilities (N-CSR Item 7)

54	Statements of Operations (N-CSR Item 7)

56	Statements of Changes in Net Assets (N-CSR Item 7)

59	Financial Highlights (N-CSR Item 7)

68	Notes to Financial Statements (N-CSR Item 7)

93	Other Information (N-CSR Item 7)

94	Additional Information (N-CSR Items 8-11)

Shares of the Portfolios are currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis.

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Retirement Series, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements   1

Lazard Retirement Series, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

With the outlook for global interest rates remaining uncertain during the first six months of 2024, the market pendulum swung from optimism that interest rates would be cut to pessimism that rates would remain “higher for longer,” and back to optimism that rate reductions were likely in the near future. These swings in investor sentiment occurred amid signs that inflationary pressure remained persistent during the period.

Despite enduring nearly 4,000 basis points (“bps”) of interest rate hikes from late 2021 to the end of 2023, concerns about inflation continued to hang over the markets during the period, putting the focus squarely on the interest rate policy paths of key central banks. All eyes were on the US, where the initial optimism about a potential rate-cutting cycle by the Federal Reserve (the “Fed”) fizzled amid worse-than-expected inflation data for the first three month of 2024. The discouraging numbers stoked fears that the Fed’s progress in slowing price growth had stalled, opening the door for no rate cuts in 2024 or perhaps additional rate hikes. As expected, the Fed held interest rates steady throughout the first half of 2024, leaving rates at their highest level in nearly 23 years. With inflation data in April and May 2024 turning positive again, investors were relieved when the Fed stated that an interest rate hike was unlikely, though it did acknowledge that progress in driving domestic inflation down towards its 2% target had slowed. In a further acknowledgment that domestic inflation has been stickier than anticipated, the Fed predicted in June that it will likely lower borrowing costs just once in 2024—down from the three rate cuts it had projected late last year—and reiterated its warning that it would not move until it saw more data indicating that inflation was slowing sustainably. By the end of June, traders in futures markets were betting that the Fed would lower interest rates by 25 bps in September 2024.

While persistent inflationary pressure forced the Fed to maintain a restrictive monetary policy stance during the period, the interest rate outlook in Europe was brighter. In the eurozone, the European Central Bank (the “ECB”) lowered interest rates for the first time in

2   Semi-Annual Financial Statements

nearly five years with a decrease of 25 bps in June 2024. While the ECB cited a marked improvement in the eurozone’s inflation outlook as the reason behind its pivot to a less restrictive monetary policy stance, it also warned that price pressure remained strong and that it was not committed to a particular rate path. The ECB, the Swiss National Bank, the Riksbank (the central bank of Sweden) and the Bank of Canada were the first major central banks to cut interest rates in 2024.

In contrast to this global trend of reducing interest rates, a completely different dynamic was playing out in Japan where the Bank of Japan (the “BOJ”) announced in March that it was raising interest rates for the first time in 17 years. In doing so, it ended eight years of negative rates and scrapped its policy of buying Japanese government bonds to limit how high market rates can climb. The BOJ’s more hawkish stance came as the yen weakened significantly in the period, depreciating 12.3% against the US dollar.

Against this backdrop, global equity markets rose sharply in the first six months of the year, with the MSCI All Country World Index climbing 11.3%. Investors’ appetites for stocks were driven largely by a frenzy over artificial intelligence (AI), with US-based AI chip designer NVIDIA at the forefront. NVIDIA’s blockbuster quarterly earnings reverberated across global stock markets, sparking a strong, broad-based rally that was especially beneficial to shares of technology companies linked to AI and raising hopes that the resultant enthusiasm would support economic growth worldwide. Notably, the S&P 500—the bellwether of the US stock market—outperformed the broader global market index, surging 15.3%. Shares of NVIDIA gained an impressive 150% in the period, accounting for 30% of the S&P 500’s overall appreciation.

Meanwhile, yields in global bond markets rose again, leading in the Bloomberg Global Aggregate Index to fall 3.2% in the period. Persistent core inflation and solid growth pushed back expectations for the start of, and the magnitude of, the incoming central bank rate-cutting cycles. Hawkish sentiment also kept yield curves inverted. Coupon income provided a performance ballast

Semi-Annual Financial Statements   3

during the first half of the year, but most indices still lost ground. The solid economic fundamentals and attractive absolute yield levels led to a moderate tightening in credit spreads. With tighter spreads and a favorable carry profile, high yield bonds delivered solid performance over the reporting period. Emerging markets debt recorded low single-digit gains in hard currency, while local bonds underperformed and delivered a negative performance contribution in the first half of 2024. The more hawkish Fed led to a stronger US dollar versus a basket of US trade partners’ currencies, despite the low volatility regime in risk assets.

The complex market conditions in the first half of 2024 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and bottom-up security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

4   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Portfolio Holdings Presented by Sector
June 30, 2024 (N-CSR Item 7) (unaudited)

Sector*	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio#	Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

Communication Services	9.2%	6.6%	3.7%	2.8%
Consumer Discretionary	10.1	6.9	12.8	12.2
Consumer Staples	6.9	6.6	9.8	5.5
Energy	5.9	0.9	3.0	6.4
Financials	26.1	13.6	15.1	17.4
Health Care	3.2	10.4	9.9	14.9
Industrials	7.3	8.5	24.2	14.5
Information Technology	21.9	14.8	12.3	15.4
Materials	4.8	1.4	5.5	3.9
Real Estate	—	2.2	0.5	4.5
Utilities	1.8	2.2	2.5	—
Sovereign Debt	—	21.5	—	—
U.S. Municipal Bonds	—	0.8	—	—
U.S. Treasury Securities	—	2.7	—	—
Repurchase Agreements	2.6	—	0.7	2.4
Short-Term Investments	0.2	0.9	0.0	0.1
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
#	Equity sector breakdown is based upon the underlying holdings of exchange-traded funds held by the Portfolio.

Semi-Annual Financial Statements   5

Lazard Retirement Series, Inc. Portfolios of Investments

June 30, 2024 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio

Common Stocks | 97.0%

Brazil | 9.6%
Banco do Brasil SA	1,324,604	$6,329,077
BB Seguridade Participacoes SA	1,103,400	6,499,877
CCR SA	1,280,150	2,665,596
Engie Brasil Energia SA	287,298	2,276,243
Petroleo Brasileiro SA ADR	388,866	5,634,668
PRIO SA	225,200	1,762,894
Vale SA ADR	286,507	3,200,283
Vibra Energia SA	753,200	2,816,028
		31,184,666

Chile | 0.6%
Sociedad Quimica y Minera de Chile SA ADR	50,338	2,051,274

China | 26.4%
Alibaba Group Holding Ltd. ADR	63,772	4,591,584
Anhui Conch Cement Co. Ltd., Class H	1,492,875	3,554,506
China Construction Bank Corp., Class H	13,692,038	10,112,386
China Medical System Holdings Ltd.	2,518,000	2,135,073
China Merchants Bank Co. Ltd., Class H	1,044,737	4,744,969
ENN Natural Gas Co. Ltd., Class A	1,275,020	3,651,054
Gree Electric Appliances, Inc. of Zhuhai, Class A	837,698	4,522,692
Hengan International Group Co. Ltd.	1,163,527	3,544,411
Huayu Automotive Systems Co. Ltd., Class A	1,220,296	2,748,800
JD.com, Inc. ADR	148,631	3,840,625
Lenovo Group Ltd.	6,312,000	8,902,382
Midea Group Co. Ltd., Class A	440,000	3,907,101
NetEase, Inc. ADR	39,117	3,738,803
Ping An Insurance Group Co. of China Ltd., Class H	867,500	3,944,590
Sinopharm Group Co. Ltd., Class H	2,067,997	5,481,663
Tencent Holdings Ltd.	83,900	3,981,976
Tingyi Cayman Islands Holding Corp.	4,206,000	5,083,668
Want Want China Holdings Ltd.	4,179,000	2,526,337
Weichai Power Co. Ltd., Class H	2,619,958	4,994,221
		86,006,841

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Egypt | 0.6%
Commercial International Bank - Egypt (CIB) GDR	1,377,600	$2,050,088

Greece | 2.5%
Metlen Energy & Metals SA	65,442	2,438,196
National Bank of Greece SA (*)	422,172	3,521,060
OPAP SA	136,611	2,139,619
		8,098,875

Hong Kong | 0.7%
ASMPT Ltd.	170,488	2,376,163

Hungary | 3.3%
MOL Hungarian Oil & Gas PLC	482,151	3,761,178
OTP Bank Nyrt	140,075	6,944,982
		10,706,160

India | 6.3%
Axis Bank Ltd.	218,806	3,315,478
Indus Towers Ltd. (*)	1,767,206	7,956,482
Infosys Ltd. ADR	171,273	3,189,103
Tata Consultancy Services Ltd.	53,494	2,496,894
UPL Ltd.	533,825	3,647,442
		20,605,399

Indonesia | 3.8%
Astra International Tbk PT	12,404,704	3,371,128
Bank Mandiri Persero Tbk PT	10,001,760	3,735,039
Telkom Indonesia Persero Tbk PT ADR	165,579	3,096,327
United Tractors Tbk PT	1,607,700	2,157,593
		12,360,087

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

Mexico | 5.1%
America Movil SAB de CV ADR	206,589	$3,512,013
Grupo Aeroportuario del Pacifico SAB de CV ADR	14,798	2,305,085
Grupo Financiero Banorte SAB de CV, Class O	363,165	2,829,888
Grupo Mexico SAB de CV, Series B	412,972	2,221,403
Kimberly-Clark de Mexico SAB de CV, Class A	1,604,889	2,776,427
Ternium SA ADR	81,138	3,046,732
		16,691,548

Peru | 0.7%
Credicorp Ltd.	14,132	2,279,916

Portugal | 1.0%
Galp Energia SGPS SA	156,890	3,314,638

Russia | 0.0%
Mobile TeleSystems PJSC ADR (*), (¢)	545,705	1
Sberbank of Russia PJSC (¢)	1,580,119	1
		2

South Africa | 8.1%
Bidvest Group Ltd.	308,328	4,817,340
Life Healthcare Group Holdings Ltd.	4,172,367	2,936,062
Nedbank Group Ltd.	396,270	5,583,808
Sanlam Ltd.	1,010,637	4,492,654
Standard Bank Group Ltd.	420,102	4,864,701
Vodacom Group Ltd.	693,892	3,707,873
		26,402,438

South Korea | 11.2%
Coway Co. Ltd.	60,781	2,825,878
Doosan Bobcat, Inc.	30,162	1,116,083
Hyundai Mobis Co., Ltd.	17,148	3,123,473
KB Financial Group, Inc.	105,098	5,959,564
Kia Corp.	24,656	2,307,268
KT Corp.	141,867	3,844,432

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (continued)

KT&G Corp.	34,383	$2,198,512
Samsung Electronics Co. Ltd.	55,523	3,262,853
Shinhan Financial Group Co. Ltd.	152,507	5,298,518
SK Hynix, Inc.	39,561	6,709,150
		36,645,731

Taiwan | 13.6%
ASE Technology Holding Co. Ltd.	1,783,000	9,200,412
Globalwafers Co., Ltd.	171,000	2,827,903
MediaTek, Inc.	169,000	7,224,798
Novatek Microelectronics Corp.	220,000	4,096,191
Taiwan Semiconductor Manufacturing Co. Ltd.	555,989	16,535,952
Yageo Corp.	202,000	4,526,286
		44,411,542

Thailand | 1.6%
Kasikornbank PCL	724,169	2,477,593
PTT Exploration & Production PCL	655,200	2,713,820
		5,191,413

Turkey | 0.5%
BIM Birlesik Magazalar AS	103,591	1,728,116

United Kingdom | 1.4%
Unilever PLC	83,895	4,606,964

Total Common Stocks (Cost $270,915,610)		316,711,861

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Principal Amount (000)	Fair Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)

Repurchase Agreements | 2.6%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $9,405,900 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $8,833,374) Proceeds of $8,663,818 (Cost $8,660,000)	$8,660	$8,660,000

Description	Shares	Fair Value

Short-Term Investments | 0.2%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $546,353)	546,353	$546,353

Total Investments | 99.8% (Cost $280,121,963)		$325,918,214

Cash and Other Assets in Excess of Liabilities | 0.2%		525,078

Net Assets | 100.0%		$326,443,292

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio

Common Stocks | 59.4%

Australia | 0.7%
Computershare Ltd. ADR	12,298	$214,846
GrainCorp Ltd., Class A	20,727	122,605
Northern Star Resources Ltd.	25,352	217,855
Perseus Mining Ltd.	145,088	225,141
Qantas Airways Ltd. (*)	30,655	119,278
REA Group Ltd.	2,104	274,470
Telstra Group Ltd.	116,982	281,909
Westgold Resources Ltd.	68,993	110,351
		1,566,455

Bermuda | 0.0%
RenaissanceRe Holdings Ltd.	365	81,581

Canada | 2.2%
Brookfield Corp.	2,539	105,602
CGI, Inc. (*)	2,432	242,747
Constellation Software, Inc.	54	155,595
Dollarama, Inc.	11,518	1,051,653
Fairfax Financial Holdings Ltd.	407	463,014
Fortis, Inc.	3,207	124,642
Hudbay Minerals, Inc.	23,904	216,316
Hydro One Ltd.	3,738	108,884
International Petroleum Corp. (*)	17,027	225,298
Kinross Gold Corp.	28,783	239,639
Loblaw Cos. Ltd.	2,880	334,093
Manulife Financial Corp.	46,635	1,241,850
Metro, Inc.	6,618	366,637
Suncor Energy, Inc.	5,165	196,890
Teekay Tankers Ltd., Class A	1,429	98,330
		5,171,190

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

China | 0.4%
BOC Hong Kong Holdings Ltd.	28,500	$87,973
NXP Semiconductors NV	2,219	597,111
Yangzijiang Shipbuilding Holdings Ltd.	68,000	123,125
		808,209

Denmark | 1.0%
Carlsberg AS, Class B ADR	9,372	224,085
Jyske Bank AS	1,018	80,906
Novo Nordisk AS, Class B	13,960	1,994,272
		2,299,263

Finland | 0.1%
Kone OYJ ADR	8,362	205,371

France | 1.1%
BNP Paribas SA	9,823	629,458
Bureau Veritas SA ADR	3,419	189,413
Cie Generale des Etablissements Michelin SCA	2,178	84,038
Eurazeo SE	1,259	100,756
Gaztransport Et Technigaz SA	1,336	174,122
Legrand SA ADR	10,018	198,757
LVMH Moet Hennessy Louis Vuitton SE ADR	1,741	266,982
Orange SA	33,596	336,416
Pernod Ricard SA ADR	5,524	149,700
Societe Generale SA	6,215	145,112
TotalEnergies SE	1,039	69,248
Vinci SA	1,187	124,866
		2,468,868

Germany | 0.5%
BASF SE	2,166	104,663
Bayerische Motoren Werke AG	491	46,454
Commerzbank AG	10,346	157,147
Deutsche Bank AG	18,140	289,372
Infineon Technologies AG	6,587	241,988

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Mercedes-Benz Group AG	848	$58,600
Merck KGaA ADR	5,997	198,861
TUI AG (*)	11,851	83,539
		1,180,624

Hong Kong | 0.5%
AIA Group Ltd. ADR	5,416	146,394
Hang Lung Properties Ltd.	80,000	68,234
Henderson Land Development Co. Ltd.	110,000	294,174
Swire Pacific Ltd., Class A	21,500	190,036
Techtronic Industries Co. Ltd. ADR	6,043	345,418
WH Group Ltd.	190,000	125,003
		1,169,259

Ireland | 0.1%
AerCap Holdings NV	1,120	104,384
Cimpress PLC (*)	1,138	99,700
		204,084

Israel | 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	178,488	200,204
Wix.com Ltd. (*)	743	118,189
		318,393

Italy | 0.4%
Banco BPM SpA	14,953	96,730
BPER Banca SpA	26,330	133,424
Ferrari NV	407	166,405
Intesa Sanpaolo SpA	28,322	105,752
Telecom Italia SpA (*)	400,785	96,149
UniCredit SpA	11,185	416,758
		1,015,218

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan | 4.4%
Activia Properties, Inc. REIT	43	$97,628
ANA Holdings, Inc.	4,500	83,054
Cellebrite DI Ltd. (*)	9,422	112,593
Central Japan Railway Co.	6,800	146,787
Chugoku Electric Power Co., Inc.	11,500	75,160
Denso Corp.	18,800	293,412
East Japan Railway Co.	22,300	369,830
Ezaki Glico Co. Ltd.	2,800	72,803
FANUC Corp. ADR	15,688	215,553
GS Yuasa Corp.	5,500	109,437
Hachijuni Bank Ltd.	15,300	99,860
Honda Motor Co. Ltd.	5,700	61,319
Japan Airlines Co. Ltd.	5,400	85,182
Japan Post Bank Co. Ltd.	57,300	542,438
Japan Post Holdings Co. Ltd.	85,500	849,793
Japan Real Estate Investment Corp. REIT	89	281,016
KDDI Corp.	5,500	145,751
Kirin Holdings Co. Ltd.	11,200	144,472
Kuraray Co. Ltd.	17,600	202,889
Kyoto Financial Group, Inc.	15,500	275,293
Kyushu Railway Co.	4,500	97,524
Leopalace21 Corp.	29,500	94,512
Mazda Motor Corp.	12,100	117,591
MEIJI Holdings Co. Ltd.	12,800	275,986
Mizuho Financial Group, Inc.	26,100	546,543
Morinaga Milk Industry Co. Ltd.	5,700	119,326
Nagoya Railroad Co. Ltd.	11,200	122,120
NGK Insulators Ltd.	19,800	253,233
Nintendo Co. Ltd. ADR	20,791	276,520
Nippon Telegraph & Telephone Corp.	368,900	348,664
Nisshinbo Holdings, Inc.	31,000	207,517
Nomura Real Estate Master Fund, Inc. REIT	82	72,782
Ono Pharmaceutical Co. Ltd.	33,600	458,792
Oracle Corp.	1,100	76,101
Osaka Gas Co. Ltd.	33,900	748,430
Panasonic Holdings Corp.	32,900	270,304

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Sankyo Co. Ltd.	7,500	$81,500
Shimano, Inc. ADR	9,608	148,636
Shizuoka Financial Group, Inc.	6,700	64,522
SoftBank Corp.	31,600	386,662
Subaru Corp.	11,700	249,209
Sumitomo Mitsui Financial Group, Inc.	1,000	66,889
T&D Holdings, Inc.	6,300	110,432
Tokyo Gas Co. Ltd.	7,900	168,548
Tokyu Fudosan Holdings Corp.	23,400	156,974
Toyota Motor Corp.	11,500	236,765
Yakult Honsha Co. Ltd.	15,100	270,011
		10,290,363

Netherlands | 0.8%
ASM International NV	518	395,814
Eurocommercial Properties NV REIT	9,300	223,527
EXOR NV	2,163	225,431
Koninklijke Ahold Delhaize NV	2,645	78,069
Koninklijke KPN NV	30,683	117,583
Wolters Kluwer NV	1,681	277,888
Wolters Kluwer NV ADR	3,248	538,519
		1,856,831

New Zealand | 0.1%
Xero Ltd. (*)	3,019	273,396

Singapore | 0.1%
City Developments Ltd.	36,200	137,393
Jardine Cycle & Carriage Ltd.	7,100	138,841
		276,234

Spain | 0.5%
Acciona SA	755	89,558
Banco Bilbao Vizcaya Argentaria SA	34,550	344,682
Banco Santander SA	92,185	427,264
Iberdrola SA	5,769	74,838
Industria de Diseno Textil SA ADR	12,470	309,880
		1,246,222

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Sweden | 0.4%
Assa Abloy AB ADR	14,512	$204,329
Epiroc AB ADR	20,491	407,361
Fastighets AB Balder, B Shares (*)	8,641	59,417
Hexagon AB ADR	26,358	296,264
		967,371

Switzerland | 1.0%
ABB Ltd. ADR	9,827	547,462
Givaudan SA	38	180,258
Logitech International SA	2,154	207,276
Novartis AG	13,078	1,401,077
PSP Swiss Property AG	743	95,384
		2,431,457

United Kingdom | 2.7%
AstraZeneca PLC	5,883	917,136
AstraZeneca PLC ADR	5,613	437,758
BAE Systems PLC	14,295	238,690
Barclays PLC	119,835	316,165
Coca-Cola Europacific Partners PLC	4,688	341,615
Diageo PLC ADR	2,279	287,336
Fidelis Insurance Holdings Ltd.	12,119	197,661
Global Ship Lease, Inc., Class A	5,552	159,842
Harbour Energy PLC	24,431	96,347
HSBC Holdings PLC	14,549	125,907
Investec PLC	28,170	204,414
NatWest Group PLC	147,424	578,275
RELX PLC	5,409	247,954
RELX PLC ADR	11,578	531,199
Rolls-Royce Holdings PLC (*)	20,022	115,735
Serco Group PLC	41,599	94,567
Standard Chartered PLC	46,928	422,834
Unilever PLC	6,026	331,777
Unilever PLC ADR	7,999	439,865
Vodafone Group PLC	117,206	103,261
Yellow Cake PLC (*)	10,044	73,969
		6,262,307

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

United States | 42.3%
AbbVie, Inc.	3,447	$591,229
Abercrombie & Fitch Co., Class A (*)	562	99,946
ABM Industries, Inc.	2,059	104,124
Accenture PLC, Class A	2,285	693,292
Adobe, Inc. (*)	1,480	822,199
Agree Realty Corp. REIT	2,956	183,095
Alkermes PLC (*)	2,876	69,312
Allison Transmission Holdings, Inc.	3,765	285,764
Allstate Corp.	506	80,788
Alphabet, Inc., Class A	6,473	1,179,057
Alphabet, Inc., Class C	16,655	3,054,860
Altria Group, Inc.	8,100	368,955
Amazon.com, Inc. (*)	9,675	1,869,694
Amdocs Ltd.	882	69,607
Ameren Corp.	2,969	211,126
American Electric Power Co., Inc.	4,851	425,627
American International Group, Inc.	711	52,785
American Tower Corp. REIT	3,025	588,000
Amphenol Corp., Class A	6,508	438,444
Aon PLC, Class A	2,324	682,280
Apple, Inc.	19,868	4,184,598
Applied Materials, Inc.	4,435	1,046,616
AppLovin Corp., Class A (*)	1,662	138,312
AptarGroup, Inc.	535	75,333
Assurant, Inc.	809	134,496
AT&T, Inc.	6,935	132,528
Atlassian Corp., Class A (*)	577	102,060
Atmos Energy Corp.	2,176	253,830
Automatic Data Processing, Inc.	833	198,829
Avery Dennison Corp.	1,008	220,399
Axis Capital Holdings Ltd.	3,171	224,031
Axos Financial, Inc. (*)	6,196	354,101
Bank of America Corp.	8,298	330,011
Bank of New York Mellon Corp.	12,353	739,821
Becton Dickinson & Co.	334	78,059

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Best Buy Co., Inc.	1,370	$115,477
Biogen, Inc. (*)	486	112,665
Booking Holdings, Inc.	55	217,883
Booz Allen Hamilton Holding Corp.	3,347	515,103
BorgWarner, Inc.	2,229	71,863
Boston Scientific Corp. (*)	4,453	342,926
Brady Corp., Class A	1,395	92,098
Brighthouse Financial, Inc. (*)	3,611	156,501
Brinker International, Inc. (*)	2,672	193,426
Bristol-Myers Squibb Co.	17,877	742,432
Broadcom, Inc.	505	810,793
BRP, Inc.	2,774	177,619
Cal-Maine Foods, Inc.	3,813	233,012
Cardinal Health, Inc.	2,868	281,982
Caterpillar, Inc.	2,892	963,325
Cboe Global Markets, Inc.	2,117	360,017
CDW Corp.	552	123,560
Cencora, Inc.	4,867	1,096,535
Centene Corp. (*)	3,579	237,288
Central Garden & Pet Co., Class A (*)	3,162	104,441
Charles Schwab Corp.	4,473	329,615
Chemed Corp.	273	148,124
Chipotle Mexican Grill, Inc. (*)	8,199	513,667
Chord Energy Corp.	612	102,620
Chubb Ltd.	276	70,402
Cigna Group	2,584	854,193
Cintas Corp.	150	105,039
Cirrus Logic, Inc. (*)	661	84,383
Cisco Systems, Inc.	12,404	589,314
Clearwater Paper Corp. (*)	2,070	100,333
CMS Energy Corp.	1,445	86,021
Coca-Cola Co.	11,335	721,473
Cognizant Technology Solutions Corp., Class A	4,018	273,224
Colgate-Palmolive Co.	14,537	1,410,670
Comcast Corp., Class A	13,330	522,003
Comfort Systems USA, Inc.	166	50,484

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

CommVault Systems, Inc. (*)	1,132	$137,617
Consolidated Edison, Inc.	2,024	180,986
Constellation Brands, Inc., Class A	911	234,382
Corebridge Financial, Inc.	3,329	96,940
Costco Wholesale Corp.	1,578	1,341,284
Coterra Energy, Inc.	2,766	73,769
CSG Systems International, Inc.	2,280	93,868
Cummins, Inc.	2,816	779,835
Curtiss-Wright Corp.	446	120,857
CVS Health Corp.	3,315	195,784
Danaher Corp.	1,914	478,213
Datadog, Inc., Class A (*)	848	109,977
DaVita, Inc. (*)	3,265	452,431
Deckers Outdoor Corp. (*)	306	296,193
Dell Technologies, Inc., Class C	1,099	151,563
Dick’s Sporting Goods, Inc.	475	102,054
DocuSign, Inc. (*)	1,753	93,786
Dominion Energy, Inc.	10,230	501,270
Dropbox, Inc., Class A (*)	4,262	95,767
Eagle Materials, Inc.	400	86,984
Eastman Chemical Co.	2,400	235,128
Eaton Corp. PLC	569	178,410
Edwards Lifesciences Corp. (*)	4,644	428,966
Electronic Arts, Inc.	2,377	331,187
Elevance Health, Inc.	442	239,502
Eli Lilly & Co.	1,504	1,361,692
Enact Holdings, Inc.	2,874	88,117
Entergy Corp.	3,558	380,706
EOG Resources, Inc.	1,286	161,869
Estee Lauder Cos., Inc., Class A	2,429	258,446
Euronet Worldwide, Inc. (*)	1,902	196,857
Everest Group Ltd.	318	121,164
Exxon Mobil Corp.	2,424	279,051
FedEx Corp.	395	118,437
Fidelity National Information Services, Inc.	3,649	274,989
Fiserv, Inc. (*)	5,019	748,032

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Fortinet, Inc. (*)	1,071	$64,549
Fulton Financial Corp.	5,020	85,240
General Mills, Inc.	4,362	275,940
General Motors Co.	1,804	83,814
Gilead Sciences, Inc.	7,008	480,819
Global Payments, Inc.	1,238	119,715
GoDaddy, Inc., Class A (*)	1,967	274,810
Goldman Sachs Group, Inc.	1,878	849,457
GSK PLC	54,927	1,058,603
Guess?, Inc.	3,623	73,909
Gulfport Energy Corp. (*)	352	53,152
Hartford Financial Services Group, Inc.	2,060	207,112
HCA Healthcare, Inc.	2,184	701,676
Hess Corp.	717	105,772
Hewlett Packard Enterprise Co.	7,395	156,552
Horace Mann Educators Corp.	2,907	94,826
Host Hotels & Resorts, Inc. REIT	10,631	191,145
Ingredion, Inc.	1,243	142,572
Intercontinental Exchange, Inc.	4,237	580,003
International Business Machines Corp.	2,880	498,096
International Seaways, Inc.	1,534	90,705
Intuit, Inc.	500	328,605
Intuitive Surgical, Inc. (*)	192	85,411
IQVIA Holdings, Inc. (*)	1,979	418,440
Jackson Financial, Inc., Class A	3,687	273,797
Johnson & Johnson	1,838	268,642
Kellanova	2,451	141,374
Kimberly-Clark Corp.	6,267	866,099
KLA Corp.	609	502,127
Kroger Co.	3,651	182,294
Lam Research Corp.	292	310,936
Lennar Corp., Class A	346	51,855
Lockheed Martin Corp.	2,335	1,090,678
M&T Bank Corp.	684	103,530
Martin Marietta Materials, Inc.	97	52,555
Marvell Technology, Inc.	2,482	173,492

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Masco Corp.	12,306	$820,441
MasterCard, Inc., Class A	2,860	1,261,718
Match Group, Inc. (*)	2,882	87,555
McDonald’s Corp.	1,290	328,744
McKesson Corp.	283	165,283
Merck & Co., Inc.	13,433	1,663,005
Meta Platforms, Inc., Class A	3,906	1,969,483
Microchip Technology, Inc.	674	61,671
Microsoft Corp.	12,453	5,565,868
Molina Healthcare, Inc. (*)	234	69,568
Molson Coors Brewing Co., Class B	1,552	78,888
Morgan Stanley	2,256	219,261
Motorola Solutions, Inc.	813	313,859
National Fuel Gas Co.	2,314	125,396
National HealthCare Corp.	1,631	176,800
NetApp, Inc.	1,909	245,879
Netflix, Inc. (*)	881	594,569
Neurocrine Biosciences, Inc. (*)	979	134,779
NewMarket Corp.	832	428,954
Newmont Corp. CDI	2,982	124,302
NIKE, Inc., Class B	2,623	197,696
NiSource, Inc.	2,426	69,893
Northrop Grumman Corp.	258	112,475
Nucor Corp.	399	63,074
NVIDIA Corp.	44,565	5,505,560
Oracle Corp.	6,026	850,871
Ovintiv, Inc.	1,898	88,959
PACCAR, Inc.	876	90,175
Paychex, Inc.	538	63,785
PepsiCo, Inc.	3,094	510,293
PG&E Corp.	7,393	129,082
Philip Morris International, Inc.	815	82,584
Pinterest, Inc., Class A (*)	2,858	125,952
Procter & Gamble Co.	6,361	1,049,056
PTC, Inc. (*)	2,086	378,964
PulteGroup, Inc.	2,824	310,922

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

PVH Corp.	885	$93,695
QUALCOMM, Inc.	6,663	1,327,136
Qualys, Inc. (*)	742	105,809
Regeneron Pharmaceuticals, Inc. (*)	322	338,432
RingCentral, Inc., Class A (*)	2,018	56,908
Roche Holding AG	2,268	629,403
Rockwell Automation, Inc.	1,008	277,482
Royal Caribbean Cruises Ltd. (*)	872	139,023
S&P Global, Inc.	1,177	524,942
Salesforce, Inc	2,232	573,847
Sally Beauty Holdings, Inc. (*)	8,196	87,943
Sanofi SA	3,142	302,013
SBA Communications Corp. REIT	3,578	702,361
Sempra	3,257	247,727
ServiceNow, Inc. (*)	524	412,215
Shell PLC	5,419	194,745
Sherwin-Williams Co.	1,035	308,875
SilverBow Resources, Inc. (*)	2,978	112,658
Simon Property Group, Inc. REIT	2,935	445,533
Simpson Manufacturing Co., Inc.	551	92,860
Southwest Gas Holdings, Inc.	1,554	109,371
Spire, Inc.	1,351	82,046
Squarespace, Inc., Class A (*)	2,444	106,632
State Street Corp.	7,727	571,798
Stryker Corp.	2,094	712,484
Super Micro Computer, Inc. (*)	386	316,269
Sysco Corp.	2,410	172,050
Target Corp.	2,921	432,425
Teradyne, Inc.	722	107,065
Terex Corp.	2,175	119,277
Tesla, Inc. (*)	2,514	497,470
Texas Instruments, Inc.	2,214	430,689
Thermo Fisher Scientific, Inc.	856	473,368
TJX Cos., Inc.	9,828	1,082,063
Toll Brothers, Inc.	1,705	196,382
TopBuild Corp. (*)	710	273,542

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Tradeweb Markets, Inc., Class A	898	$95,188
Travelers Cos., Inc.	354	71,982
U-Haul Holding Co. (*)	1,449	89,447
UMH Properties, Inc. REIT	5,406	86,442
United Therapeutics Corp. (*)	395	125,827
UnitedHealth Group, Inc.	1,307	665,603
Universal Corp.	1,742	83,947
Universal Health Services, Inc., Class B	2,021	373,744
Unum Group	7,617	389,305
Verizon Communications, Inc.	17,438	719,143
Vertex Pharmaceuticals, Inc. (*)	1,201	562,933
Vertiv Holdings Co.	576	49,864
Visa, Inc., A Shares	1,979	519,428
Vistra Corp.	1,110	95,438
W.R. Berkley Corp.	1,105	86,831
Walmart, Inc.	7,511	508,570
Walt Disney Co.	884	87,772
Warner Music Group Corp., Class A	4,019	123,182
Waste Management, Inc.	3,203	683,328
WD-40 Co.	641	140,789
WEC Energy Group, Inc.	1,003	78,695
Wells Fargo & Co.	6,558	389,480
Western Union Co.	7,959	97,259
Westlake Corp.	516	74,727
Williams-Sonoma, Inc.	1,046	295,359
Xcel Energy, Inc.	9,633	514,499
Zoetis, Inc.	1,849	320,543
Zoom Video Communications, Inc. Class A (*)	2,112	125,009
		99,234,370

Total Common Stocks (Cost $106,080,614)		139,327,066

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   23

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Corporate Bonds | 12.6%

Australia | 0.3%
Telstra Corp. Ltd., 4.000%, 04/19/27	AUD	1,200	$780,350

Canada | 0.2%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	490	462,477

Denmark | 0.5%
Nykredit Realkredit AS, 1.000%, 01/01/27	DKK	8,175	1,116,090

Germany | 0.5%
Commerzbank AG, 3.375%, 12/12/25	EUR	460	493,342
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	740	679,502
			1,172,844

Japan | 0.1%
NTT Finance Corp., 4.239%, 07/25/25	USD	200	197,475

Norway | 0.4%
DNB Boligkreditt AS, 5.160% (3 Month NOK NIBOR + 0.450%), 02/08/28 (§)	NOK	10,000	940,704

Sweden | 0.4%
Swedbank Hypotek AB, 3.000%, 03/28/29	SEK	10,000	945,310

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Switzerland | 0.5%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	605	$536,924
UBS Group AG, 4.750% (1-Year EURIBOR ICE Swap + 1.600%), 03/17/32 (§)	EUR	470	526,133
			1,063,057

United Kingdom | 0.8%
Ashtead Capital, Inc., 4.250%, 11/01/29	USD	1,295	1,214,146
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	580	650,625
			1,864,771

United States | 8.9%
Adobe, Inc.:
2.300%, 02/01/30	USD	615	538,833
4.950%, 04/04/34	USD	168	167,251
Alphabet, Inc., 1.100%, 08/15/30	USD	675	551,280
American Express Co., 4.050%, 05/03/29	USD	430	414,973
Amgen, Inc., 3.000%, 02/22/29	USD	1,205	1,108,082
Apple, Inc., 1.125%, 05/11/25	USD	615	593,502
AT&T, Inc., 3.500%, 06/01/41	USD	1,120	855,681
Bank of America Corp., 1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	825	568,638
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	220	216,564
Clean Harbors, Inc., 4.875%, 07/15/27	USD	635	614,641

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Comcast Corp., 4.650%, 02/15/33	USD	825	$796,483
Dell International LLC/EMC Corp., 5.300%, 10/01/29	USD	372	374,099
Eaton Corp., 4.150%, 11/02/42	USD	330	280,384
Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	960	779,086
Home Depot, Inc., 5.875%, 12/16/36	USD	510	540,369
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	1,695	1,223,044
Johnson Controls International PLC/ Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	USD	770	636,078
JPMorgan Chase & Co., 3.540% (SOFR + 1.642%), 05/01/28 (§)	USD	535	510,588
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	343	319,661
Lowe’s Cos., Inc., 5.000%, 04/15/33	USD	795	782,760
McDonald’s Corp., 3.125%, 03/04/25	CAD	995	718,665
Microsoft Corp., 3.500%, 11/15/42	USD	1,260	1,034,104
Morgan Stanley, 3.625%, 01/20/27	USD	920	887,014
PepsiCo, Inc., 2.875%, 10/15/49	USD	740	491,184
Procter & Gamble Co.:
1.200%, 10/29/30	USD	70	57,009
4.550%, 01/29/34	USD	243	238,473
Prologis LP, 1.250%, 10/15/30	USD	1,405	1,121,025
Schneider Electric SE, 0.875%, 12/13/26	EUR	1,000	1,013,345

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Starbucks Corp., 4.450%, 08/15/49	USD	550	$452,676
Sysco Corp., 2.400%, 02/15/30	USD	610	528,508
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	695	600,254
United Rentals North America, Inc., 4.875%, 01/15/28	USD	820	794,742
Verizon Communications, Inc., 3.875%, 02/08/29	USD	639	607,335
Waste Management, Inc., 4.625%, 02/15/30	USD	545	536,161
			20,952,492

Total Corporate Bonds (Cost $30,086,079)			29,495,570

Description		Shares	Fair Value

Exchange-Traded Funds | 1.2%
iShares MSCI World ETF (Cost $1,678,041)		19,913	$2,936,968

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 17.6%

Australia | 0.8%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	1,725	$940,828
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	1,830	980,009
			1,920,837

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Bahamas | 0.4%
Bahamas Government International Bonds, 6.950%, 11/20/29	USD	1,170	$1,009,125

Bermuda | 1.1%
Bermuda Government International Bonds:
3.717%, 01/25/27	USD	1,280	1,221,600
2.375%, 08/20/30 (#)	USD	1,560	1,311,863
			2,533,463

Canada | 1.4%
British Columbia, 3.200%, 06/18/44	CAD	2,000	1,224,838
Quebec, 1.850%, 02/13/27	CAD	1,490	1,033,890
Vancouver, 2.900%, 11/20/25	CAD	1,440	1,032,057
			3,290,785

Chile | 0.5%
Bonos de la Tesoreria de la Republica en pesos, 2.500%, 03/01/25	CLP	90,000	94,382
Chile Government International Bonds, 0.830%, 07/02/31	EUR	1,260	1,117,470
			1,211,852

Colombia | 0.4%
Colombia Government International Bonds, 9.850%, 06/28/27	COP	3,389,000	786,940

Costa Rica | 0.4%
Costa Rica Government International Bonds, 6.125%, 02/19/31	USD	1,010	1,013,472

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Croatia | 0.2%
Croatia Government International Bonds, 1.750%, 03/04/41	EUR	590	$473,303

Czech Republic | 0.2%
Czech Republic Government Bonds, 4.880% (PRIBOR 6 Month - 0.100%), 11/19/27 (§)	CZK	12,790	546,481

Denmark | 0.4%
Denmark Government Bonds, 0.000%, 11/15/31	DKK	8,305	1,001,641

Estonia | 0.2%
Estonia Government International Bonds, 3.250%, 01/17/34	EUR	450	468,524

France | 0.4%
French Republic Government Bonds OAT, 1.750%, 06/25/39	EUR	1,140	978,502

Hungary | 0.2%
Hungary Government International Bonds, 1.750%, 06/05/35	EUR	591	478,457

Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	1,500	1,464,937

Israel | 0.6%
Israel Government Bonds - Fixed, 1.750%, 08/31/25	ILS	5,480	1,430,209

Italy | 0.4%
Italy Buoni Poliennali Del Tesoro, 4.000%, 04/30/35	EUR	860	917,094

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Japan | 1.8%
Japan Bank for International Cooperation, 1.625%, 01/20/27	USD	1,210	$1,116,855
Japan Government Ten Year Bonds, 0.400%, 06/20/25	JPY	136,000	847,149
Japan Government Two Year Bonds, 0.100%, 01/01/26	JPY	225,000	1,395,017
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	944	902,860
			4,261,881

Mexico | 0.5%
Mexico Bonos, 7.500%, 06/03/27	MXN	24,130	1,228,137

New Zealand | 1.1%
Housing New Zealand Ltd., 3.420%, 10/18/28	NZD	1,800	1,034,694
New Zealand Local Government Funding Agency Bonds:
1.500%, 04/20/29	NZD	1,955	1,019,888
2.000%, 04/15/37	NZD	1,430	599,210
			2,653,792

Norway | 0.1%
Oslo, 2.350%, 09/04/24	NOK	3,000	279,393

Panama | 0.7%
Panama Government International Bonds:
8.875%, 09/30/27	USD	790	853,447
3.875%, 03/17/28	USD	685	632,597
			1,486,044

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Peru | 0.8%
Peru Government Bonds, 6.150%, 08/12/32	PEN	4,770	$1,194,675
Peruvian Government International Bonds, 3.000%, 01/15/34	USD	855	696,023
			1,890,698

Poland | 0.3%
Poland Government Bonds, 5.860% (WIBOR 6 Month), 05/25/28 (§)	PLN	2,475	607,980

Portugal | 0.7%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	1,680	1,623,178

Romania | 0.3%
Romania Government Bonds, Series 10Y 4.750%, 02/24/25	RON	3,185	679,635

Singapore | 0.5%
Singapore Government Bonds, 3.375%, 09/01/33	SGD	1,390	1,038,707

Slovenia | 0.2%
Slovenia Government Bonds, 1.500%, 03/25/35	EUR	570	506,934

Spain | 0.7%
Spain Government Bonds, 1.000%, 07/30/42	EUR	2,485	1,703,825

Switzerland | 0.7%
Swiss Confederation Government Bonds:
1.500%, 07/24/25	CHF	840	940,768
0.500%, 06/27/32	CHF	515	569,894
			1,510,662

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Thailand | 0.4%
Thailand Government Bonds, 1.585%, 12/17/35	THB	37,800	$907,880

United Kingdom | 0.6%
U.K. Gilts:
0.875%, 07/31/33	GBP	935	892,043
1.250%, 10/22/41	GBP	580	447,312
			1,339,355

Total Foreign Government Obligations (Cost $42,921,253)			41,243,723

Description		Shares	Fair Value

Preferred Stocks | 0.0%

Germany | 0.0%
Henkel AG & Co. KGaA (Cost $82,096)		936	$83,411

Description	Security Currency	Principal Amount (000)	Fair Value

Quasi Government Bonds | 1.1%

Germany | 1.1%
Kreditanstalt fuer Wiederaufbau:
0.000%, 09/15/28	EUR	605	$574,839
1.750%, 09/14/29	USD	1,605	1,406,467
0.000%, 04/18/36	USD	865	500,665
(Cost $2,666,766)			2,481,971

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Supranational Bonds | 3.9%
Asian Development Bank:
2.125%, 03/19/25	USD	296	$289,353
6.200%, 10/06/26	INR	46,800	552,870
European Bank for Reconstruction & Development, 4.250%, 02/07/28	IDR	8,000,000	452,934
European Investment Bank, 1.000%, 01/28/28	CAD	1,475	975,578
European Union:
2.750%, 02/04/33	EUR	445	465,895
0.400%, 02/04/37	EUR	1,340	1,020,782
Inter-American Development Bank, 5.100%, 11/17/26	IDR	10,900,000	644,881
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	837	517,569
International Bank for Reconstruction & Development:
2.900%, 11/26/25	AUD	1,353	882,002
1.250%, 03/16/26	NOK	9,710	863,742
1.125%, 09/13/28	USD	568	495,417
9.500%, 02/09/29	BRL	4,680	798,390
International Finance Corp.:
2.125%, 04/07/26	USD	730	696,333
1.500%, 04/15/35	AUD	1,321	624,664

Total Supranational Bonds (Cost $10,165,466)			9,280,410

U.S. Municipal Bonds | 0.8%
California:
7.550%, 04/01/39	USD	700	832,101
5.875%, 10/01/41	USD	925	959,900
(Cost $1,962,459)			1,792,001

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   33

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

U.S. Treasury Securities | 2.7%

United States | 2.7%
U.S. Treasury Bill 0.000%, 10/15/24	USD	980	$964,984
U.S. Treasury Bonds:
4.125%, 11/15/32	USD	465	457,171
1.750%, 08/15/41	USD	4,105	2,712,507
3.625%, 02/15/53	USD	800	680,562
U.S. Treasury Inflation-Indexed Notes:
1.250%, 04/15/28 (††)	USD	1,103	1,064,966
1.750%, 01/15/34 (††)	USD	484	470,036

Total U.S. Treasury Securities (Cost $6,128,050)			6,350,226

Description		Shares	Fair Value

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc. Expires 03/31/2040 (*), (¢) (Cost $0)		431	$0

Short-Term Investments | 0.9%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $2,226,143)		2,226,143	2,226,143

Total Investments | 100.2% (Cost $203,996,967) (»)			$235,217,489

Liabilities in Excess of Cash and Other Assets | (0.2)%			(574,029)

Net Assets | 100.0%			$234,643,460

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2024:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	373,553	USD	249,243	HSB	07/18/24	$60	$—
AUD	171,873	USD	113,800	JPM	07/18/24	905	—
CAD	612,662	USD	449,013	HSB	07/18/24	—	1,012
CAD	246,097	USD	180,200	MSC	07/18/24	—	245
CNH	3,190,415	USD	442,600	HSB	07/18/24	—	4,991
CNH	45,599,741	USD	6,298,220	HSB	07/18/24	—	43,592
CNH	663,343	USD	91,612	JPM	07/18/24	—	625
CZK	670,048	USD	28,159	CIT	07/18/24	495	—
CZK	895,583	USD	37,648	HSB	07/18/24	650	—
CZK	2,002,068	USD	84,126	JPM	07/18/24	1,490	—
EUR	5,372,925	USD	5,735,324	CIT	07/18/24	23,115	—
EUR	1,490,022	USD	1,599,016	HSB	09/26/24	3,298	—
EUR	214,253	USD	228,627	MSC	07/18/24	999	—
EUR	217,602	USD	232,278	MSC	07/18/24	937	—
EUR	1,256,204	USD	1,359,400	MSC	07/18/24	—	13,062
EUR	55,000	USD	59,022	SSB	09/26/24	123	—
GBP	206,292	USD	259,200	CIT	07/18/24	1,598	—
GBP	944,495	USD	1,176,397	HSB	07/18/24	17,651	—
GBP	257,027	USD	320,269	JPM	07/18/24	4,670	—
GBP	187,848	USD	234,029	MSC	07/18/24	3,452	—
HUF	52,451,012	USD	141,009	HSB	07/18/24	1,121	—
INR	37,488,959	USD	446,860	HSB	09/26/24	1,525	—
JPY	572,878,293	USD	3,763,755	CIT	07/18/24	—	194,411
JPY	830,978,824	USD	5,459,908	HSB	07/18/24	—	282,457
JPY	95,846,401	USD	619,600	JPM	07/18/24	—	22,425
KRW	1,768,493,602	USD	1,278,626	JPM	09/26/24	12,437	—
MXN	2,893,100	USD	170,977	HSB	07/18/24	—	13,223
NOK	5,026,397	USD	457,225	MSC	07/18/24	13,739	—
RON	346,152	USD	73,770	CIT	07/18/24	697	—
RON	68,622	USD	14,642	HSB	07/18/24	121	—
SEK	6,055,056	USD	558,433	HSB	07/18/24	13,299	—
USD	15,135	CHF	13,675	CIT	07/18/24	—	115
USD	43,531	DKK	303,790	CIT	07/18/24	—	132
USD	120,806	SGD	163,936	CIT	07/18/24	—	183
USD	197,273	MXN	3,336,024	CIT	07/18/24	15,368	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   35

Lazard Retirement Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	262,895	CAD	361,146	CIT	07/18/24	$—	$1,189
USD	354,893	EUR	332,469	CIT	07/18/24	—	1,430
USD	960,974	NZD	1,625,664	CIT	07/18/24	—	29,219
USD	992,513	EUR	929,799	CIT	07/18/24	—	4,000
USD	425,250	ILS	1,578,883	CIT	09/26/24	5,646	—
USD	475,236	JPY	74,765,236	CIT	09/26/24	4,464	—
USD	565,086	PEN	2,149,984	CIT	09/26/24	5,746	—
USD	50,000	CAD	68,424	HSB	07/18/24	—	34
USD	89,944	NOK	983,079	HSB	07/18/24	—	2,169
USD	120,000	CNH	874,775	HSB	07/18/24	13	—
USD	170,000	JPY	27,274,252	HSB	07/18/24	67	—
USD	269,068	MXN	4,552,902	HSB	07/18/24	20,809	—
USD	331,240	CHF	299,127	HSB	07/18/24	—	2,335
USD	345,052	PLN	1,399,218	HSB	07/18/24	—	2,470
USD	400,154	CAD	549,671	HSB	07/18/24	—	1,785
USD	418,460	SEK	4,537,337	HSB	07/18/24	—	9,965
USD	426,610	JPY	64,928,616	HSB	07/18/24	22,070	—
USD	533,863	AUD	822,835	HSB	07/18/24	—	15,282
USD	559,332	JPY	85,128,373	HSB	07/18/24	28,936	—
USD	651,766	THB	23,843,475	HSB	07/18/24	1,204	—
USD	1,133,007	NZD	1,916,541	HSB	07/18/24	—	34,359
USD	1,337,189	DKK	9,331,038	HSB	07/18/24	—	3,942
USD	160,337	GBP	126,904	HSB	09/26/24	—	183
USD	274,045	DKK	1,902,977	HSB	09/26/24	—	587
USD	450,878	JPY	71,000,000	HSB	09/26/24	3,814	—
USD	498,656	ILS	1,850,400	HSB	09/26/24	6,894	—
USD	503,718	PEN	1,916,395	HSB	09/26/24	5,149	—
USD	713,689	COP	2,999,775,827	HSB	09/26/24	509	—
USD	830,728	BRL	4,567,092	HSB	09/26/24	21,532	—
USD	1,604,613	JPY	252,433,934	HSB	09/26/24	15,120	—
USD	70,000	GBP	55,400	JPM	07/18/24	—	38
USD	266,229	SGD	361,486	JPM	07/18/24	—	558
USD	390,000	EUR	363,997	JPM	07/18/24	—	114
USD	398,305	DKK	2,779,761	JPM	07/18/24	—	1,224
USD	443,295	SEK	4,820,930	JPM	07/18/24	—	11,908

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	475,363	EUR	439,636	JPM	07/18/24	$4,182	$—
USD	1,009,000	JPY	152,192,767	JPM	07/18/24	60,756	—
USD	1,361,161	NOK	14,880,178	JPM	07/18/24	—	33,083
USD	2,035,002	AUD	3,135,613	JPM	07/18/24	—	57,652
USD	3,600,075	CAD	4,945,237	JPM	07/18/24	—	16,066
USD	177,964	IDR	2,940,668,877	JPM	09/26/24	—	1,362
USD	499,597	ILS	1,854,739	JPM	09/26/24	6,682	—
USD	30,000	AUD	44,982	MSC	07/18/24	—	20
USD	61,830	MXN	1,045,648	MSC	07/18/24	4,813	—
USD	325,559	MXN	6,078,910	MSC	07/18/24	—	5,909
USD	387,584	CAD	532,422	MSC	07/18/24	—	1,743
USD	452,099	CHF	407,105	MSC	07/18/24	—	1,890
USD	484,537	JPY	74,822,515	MSC	07/18/24	18,352	—
USD	829,253	AUD	1,278,165	MSC	07/18/24	—	23,772
USD	915,898	NOK	10,010,343	MSC	07/18/24	—	22,052
USD	297,383	JPY	46,780,641	SSB	09/26/24	2,821	—
USD	340,079	CHF	300,000	SSB	09/26/24	2,724	—
USD	360,416	CAD	493,146	SSB	09/26/24	—	791
USD	568,506	GBP	450,000	SSB	09/26/24	—	697
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$360,053	$864,301

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   37

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio

Common Stocks | 95.0%

Australia | 1.4%
Rio Tinto PLC	24,384	$1,605,094

Belgium | 1.1%
KBC Group NV	18,431	1,300,095

Canada | 3.4%
Gildan Activewear, Inc.	49,771	1,887,809
Suncor Energy, Inc.	51,241	1,953,304
		3,841,113

China | 3.6%
Autohome, Inc. ADR	25,686	705,081
ESR Group Ltd.	405,600	532,049
Li Ning Co. Ltd.	420,500	889,237
Sungrow Power Supply Co. Ltd., Class A	68,420	582,545
Tencent Holdings Ltd.	30,500	1,447,560
		4,156,472

Denmark | 0.8%
Carlsberg AS, Class B	7,415	887,393

Finland | 2.2%
Fortum OYJ	81,943	1,195,587
Nordea Bank Abp	111,853	1,333,050
		2,528,637

France | 9.0%
Air Liquide SA	10,695	1,841,273
Bureau Veritas SA	57,462	1,586,071
Capgemini SE	7,394	1,464,540
Engie SA	109,957	1,566,114
Orange SA	106,996	1,071,413
Pernod Ricard SA	8,384	1,140,956
Thales SA	10,086	1,620,662
		10,291,029

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Germany | 8.8%
Brenntag SE	11,846	$798,269
Continental AG	22,127	1,253,247
Merck KGaA	11,470	1,900,635
MTU Aero Engines AG	4,898	1,252,305
Rheinmetall AG	1,907	970,097
SAP SE	6,866	1,394,038
Siemens AG	4,492	835,463
Siemens Healthineers AG	27,234	1,568,822
		9,972,876

Greece | 1.2%
National Bank of Greece SA (*)	167,477	1,396,816

Hong Kong | 1.8%
AIA Group Ltd.	131,200	889,661
Techtronic Industries Co. Ltd.	97,000	1,107,621
		1,997,282

Israel | 0.9%
Wix.com Ltd. (*)	6,437	1,023,934

Italy | 3.1%
Ryanair Holdings PLC ADR	16,105	1,875,266
UniCredit SpA	44,937	1,674,373
		3,549,639

Japan | 17.8%
Asics Corp.	98,400	1,514,176
Bandai Namco Holdings, Inc.	43,500	853,235
FANUC Corp.	55,400	1,520,540
Hitachi Ltd.	91,000	2,051,274
Kokusai Electric Corp.	41,200	1,214,372
MatsukiyoCocokara & Co.	113,100	1,628,416
Mitsubishi Electric Corp.	66,200	1,058,264
NEC Corp.	10,300	842,236
Nippon Sanso Holdings Corp.	48,800	1,451,890
Nitori Holdings Co. Ltd.	9,900	1,047,251
Otsuka Holdings Co. Ltd.	27,400	1,155,418
Recruit Holdings Co. Ltd.	25,500	1,372,378

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   39

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

Renesas Electronics Corp.	102,724	$1,939,535
Shimadzu Corp.	36,800	924,003
Suzuki Motor Corp.	144,800	1,675,802
		20,248,790

Mexico | 1.0%
Arca Continental SAB de CV	114,700	1,124,806

Netherlands | 1.7%
ING Groep NV	112,102	1,920,832

Singapore | 2.0%
DBS Group Holdings Ltd.	52,196	1,375,400
STMicroelectronics NV	21,944	855,134
		2,230,534

South Korea | 1.3%
Samsung Electronics Co. Ltd.	24,522	1,441,055

Spain | 1.0%
Industria de Diseno Textil SA	23,156	1,144,314

Sweden | 1.5%
Sandvik AB	85,485	1,718,391

Switzerland | 3.0%
ABB Ltd.	38,360	2,123,535
Cie Financiere Richemont SA, Class A	8,637	1,347,966
		3,471,501

Taiwan | 2.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,415	2,679,281

United Kingdom | 15.8%
3i Group PLC	47,677	1,838,607
AstraZeneca PLC	8,764	1,366,272
Coca-Cola Europacific Partners PLC	18,065	1,320,312
Compass Group PLC	71,377	1,943,311
JD Sports Fashion PLC	509,234	762,181

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement International Equity Portfolio (continued)

London Stock Exchange Group PLC	11,787	$1,397,194
RELX PLC	90,534	4,150,173
Rentokil Initial PLC	195,550	1,140,212
Unilever PLC	55,587	3,060,490
WPP PLC	105,316	965,452
		17,944,204

United States | 10.3%
Aon PLC, Class A	5,059	1,485,221
BP PLC	227,410	1,370,255
Chubb Ltd.	4,723	1,204,743
CRH PLC	16,072	1,205,079
Experian PLC	29,117	1,350,266
ICON PLC (*)	7,628	2,391,149
Roche Holding AG	9,629	2,672,186
		11,678,899

Total Common Stocks (Cost $94,098,682)		108,152,987

Preferred Stocks | 2.6%

Brazil | 1.0%
Itau Unibanco Holding SA	195,400	1,132,880

Germany | 1.6%
Henkel AG & Co. KGaA	20,296	1,808,658

Total Preferred Stocks (Cost $2,595,176)		2,941,538

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   41

Description	Principal Amount (000)	Fair Value

Lazard Retirement International Equity Portfolio (concluded)

Repurchase Agreements | 0.7%
Fixed Income Clearing Corp., 5.29%, 07/01/24 (Dated 06/28/24, collateralized by $792,000 United States Treasury Note, 4.250%, 03/15/27, with a fair value of $795,604) Proceeds of $780,344 (Cost $780,000)	$780	$780,000

Description	Shares	Fair Value

Short-Term Investments | 0.0%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $51,495)	51,495	$51,495

Total Investments excluding | 98.3% (Cost $97,525,353)		$111,926,020

Cash and Other Assets in Excess of Liabilities | 1.7%		1,964,927

Net Assets | 100.0%		$113,890,947

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio

Common Stocks | 97.6%

Aerospace & Defense | 1.0%
Curtiss-Wright Corp.	1,489	$403,489

Automobile Components | 1.2%
Gentherm, Inc. (*)	10,019	494,137

Banks | 6.8%
Comerica, Inc.	10,926	557,663
Commerce Bancshares, Inc.	12,267	684,253
Home BancShares, Inc.	28,060	672,318
Wintrust Financial Corp.	8,217	809,867
		2,724,101

Biotechnology | 4.4%
Arcutis Biotherapeutics, Inc. (*)	44,564	414,445
Halozyme Therapeutics, Inc. (*)	13,021	681,780
United Therapeutics Corp. (*)	2,164	689,342
		1,785,567

Building Products | 0.8%
Hayward Holdings, Inc. (*)	26,322	323,761

Capital Markets | 5.8%
Evercore, Inc., Class A	2,711	565,054
StepStone Group, Inc., Class A	19,750	906,328
Stifel Financial Corp.	10,169	855,721
		2,327,103

Chemicals | 1.1%
Ingevity Corp. (*)	10,065	439,941

Commercial Services & Supplies | 1.7%
Casella Waste Systems, Inc., Class A (*)	6,935	688,091

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   43

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Communications Equipment | 1.2%
Ciena Corp. (*)	10,286	$495,579

Construction Materials | 1.1%
Eagle Materials, Inc.	2,013	437,747

Consumer Staples Distribution & Retail | 4.2%
BJ’s Wholesale Club Holdings, Inc. (*)	6,097	535,560
Chefs’ Warehouse Inc. (*)	17,560	686,772
U.S. Foods Holding Corp. (*)	8,683	460,025
		1,682,357

Containers & Packaging | 1.7%
Graphic Packaging Holding Co.	26,445	693,123

Electrical Equipment | 2.5%
EnerSys	5,220	540,374
Generac Holdings, Inc. (*)	3,531	466,869
		1,007,243

Electronic Equipment, Instruments & Components | 2.9%
Cognex Corp.	14,457	676,009
Mirion Technologies, Inc. (*)	45,038	483,708
		1,159,717

Energy Equipment & Services | 3.3%
Atlas Energy Solutions, Inc.	23,883	475,988
Cactus, Inc., Class A	10,480	552,715
Liberty Energy, Inc.	13,303	277,900
		1,306,603

Financial Services | 1.1%
AvidXchange Holdings, Inc. (*)	37,475	451,949

Food Products | 1.3%
Lamb Weston Holdings, Inc.	6,136	515,915

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Ground Transportation | 0.7%
Landstar System, Inc.	1,560	$287,789

Health Care Equipment & Supplies | 4.9%
Enovis Corp. (*)	15,347	693,684
Inspire Medical Systems, Inc. (*)	4,735	633,685
Lantheus Holdings, Inc. (*)	7,938	637,342
		1,964,711

Health Care Providers & Services | 1.9%
Hims & Hers Health, Inc. (*)	18,273	368,932
PetIQ, Inc. (*)	18,157	400,543
		769,475

Health Care Technology | 1.5%
Evolent Health, Inc., Class A (*)	16,074	307,335
Schrodinger, Inc. (*)	14,319	276,929
		584,264

Hotels, Restaurants & Leisure | 3.9%
Dave & Buster’s Entertainment, Inc. (*)	11,864	472,306
Kura Sushi USA, Inc., Class A (*)	8,991	567,242
Wyndham Hotels & Resorts, Inc.	7,019	519,406
		1,558,954

Household Durables | 0.9%
Helen of Troy Ltd. (*)	3,884	360,202

Insurance | 3.8%
Abacus Life, Inc. (*)	40,615	351,320
Hanover Insurance Group, Inc.	3,250	407,680
Reinsurance Group of America, Inc.	3,682	755,804
		1,514,804

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   45

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Interactive Media & Services | 2.8%
Cars.com, Inc. (*)	29,614	$583,396
Ziff Davis, Inc. (*)	9,635	530,407
		1,113,803

IT Services | 1.7%
DigitalOcean Holdings, Inc. (*)	19,389	673,768

Leisure Products | 1.0%
Brunswick Corp.	5,252	382,188

Life Sciences Tools & Services | 2.2%
Charles River Laboratories International, Inc. (*)	2,398	495,379
Maravai LifeSciences Holdings, Inc., Class A (*)	55,749	399,163
		894,542

Machinery | 5.2%
Columbus McKinnon Corp.	12,362	426,983
Gates Industrial Corp. PLC (*)	32,223	509,446
Middleby Corp. (*)	4,808	589,509
Nordson Corp.	1,098	254,670
REV Group, Inc.	12,780	318,094
		2,098,702

Oil, Gas & Consumable Fuels | 3.1%
Antero Resources Corp. (*)	18,004	587,471
Magnolia Oil & Gas Corp., Class A	26,642	675,108
		1,262,579

Professional Services | 1.6%
Verra Mobility Corp. (*)	24,355	662,456

Real Estate Management & Development | 1.4%
DigitalBridge Group, Inc.	40,919	560,590

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (continued)

Retail REITs | 1.8%
Brixmor Property Group, Inc.	31,139	$719,000

Semiconductors & Semiconductor Equipment | 4.9%
Allegro MicroSystems, Inc. (*)	14,392	406,430
Credo Technology Group Holding Ltd. (*)	15,851	506,281
MKS Instruments, Inc.	4,109	536,553
Onto Innovation, Inc. (*)	2,316	508,501
		1,957,765

Software | 4.7%
CyberArk Software Ltd. (*)	1,308	357,633
Dolby Laboratories, Inc., Class A	4,060	321,674
DoubleVerify Holdings, Inc. (*)	21,842	425,264
Dynatrace, Inc. (*)	10,820	484,087
Zeta Global Holdings Corp., Class A (*)	17,530	309,404
		1,898,062

Specialized REITs | 1.3%
CubeSmart	11,686	527,857

Specialty Retail | 5.3%
Boot Barn Holdings, Inc. (*)	4,253	548,340
Chewy, Inc., Class A (*)	14,305	389,668
Five Below, Inc. (*)	2,503	272,752
RH (*)	1,707	417,259
Warby Parker, Inc., Class A (*)	31,353	503,529
		2,131,548

Trading Companies & Distributors | 0.9%
Hudson Technologies, Inc. (*)	42,950	377,531

Total Common Stocks (Cost $35,929,830)		39,237,013

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   47

Description	Principal Amount (000)	Fair Value

Lazard Retirement US Small Cap Equity Select Portfolio (concluded)

Repurchase Agreements | 2.4%
Fixed Income Clearing Corp., 5.29%, 07/01/2024 (Dated 06/28/24, collateralized by $1,042,700 United States Treasury Note, 1.875%, 02/28/27, with a fair value of $979,245) Proceeds of $960,423 (Cost $960,000)	$960	$960,000

Description	Shares	Fair Value

Short-Term Investments | 0.1%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.23% (7 day yield) (Cost $54,513)	54,513	$54,513

Total Investments | 100.1% (Cost $36,944,343)		$40,251,526

Liabilities in Excess of Cash and Other Assets | (0.1)%		(58,969)

Net Assets | 100.0%		$40,192,557

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Notes to Portfolios of Investments

June 30, 2024 (N-CSR Item 7) (unaudited)

(*)	Non-income producing security.

(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2024.

(#)	Pursuant to Rule 144A under the Securities Act of 1933, as amended, these securities may only be traded among “qualified institutional buyers.” At June 30, 2024, these securities amounted to 0.6% of net assets of Lazard Retirement Global Dynamic Multi-Asset Portfolio.

(††)	A note or bond that offers protection from inflation by paying a fixed rate of interest on the principal amount that is adjusted for inflation, in the applicable region, based on the Consumer Price Index or other equivalent regional benchmarks for measuring inflation.

(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:
ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
EURIBOR	—	Euro Interbank Offered Rate
GDR	—	Global Depositary Receipt
ICE	—	Intercontinental Exchange
NIBOR	—	Nigerian Interbank Offered Rate
PJSC	—	Public Joint Stock Company
PRIBOR	—	Prague Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	—	Australian Dollar	INR	—	Indian Rupee
BRL	—	Brazilian Real	JPY	—	Japanese Yen
CAD	—	Canadian Dollar	KRW	—	South Korean Won
CHF	—	Swiss Franc	MXN	—	Mexican New Peso
CLP	—	Chilean Peso	NOK	—	Norwegian Krone
CNH	—	Chinese Yuan Renminbi	NZD	—	New Zealand Dollar
COP	—	Colombian Peso	PEN	—	Peruvian Nuevo Sol
CZK	—	Czech Koruna	PLN	—	Polish Zloty
DKK	—	Danish Krone	RON	—	New Romanian Leu
EUR	—	Euro	SEK	—	Swedish Krone
GBP	—	British Pound Sterling	SGD	—	Singapore Dollar
HUF	—	Hungarian Forint	THB	—	Thai Baht
IDR	—	Indonesian Rupiah	USD	—	United States Dollar
ILS	—	Israeli Shekel

Counterparty Abbreviations:
CIT	—	Citibank N.A.
HSB	—	HSBC Bank USA N.A.
JPM	—	JPMorgan Chase Bank N.A.
MSC	—	Morgan Stanley & Co.
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   49

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio

Common & Preferred Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	—%	0.7%	3.4%
Air Freight & Logistics	—	0.1	—
Automobile Components	1.8	0.2	1.1
Automobiles	0.7	1.2	1.5
Banks	21.5	6.1	8.9
Beverages	—	1.4	4.0
Biotechnology	—	1.4	—
Broadline Retail	2.6	1.2	—
Building Products	—	0.7	—
Capital Markets	—	2.8	2.8
Chemicals	1.1	0.7	2.9
Commercial Services & Suppliers	—	1.5	1.0
Communications Equipment	—	0.4	—
Construction & Engineering	—	0.1	—
Construction Materials	1.1	0.1	1.1
Consumer Finance	—	0.2	—
Consumer Staples Distribution & Retail	0.5	2.0	1.4
Containers & Packaging	—	0.1	—
Diversified REITs	—	0.6	—
Diversified Telecommunication Services	4.6	2.0	0.9
Electric Utilities	—	0.8	1.0
Electrical Equipment	0.6	1.0	3.3
Electronic Equipment, Instruments & Components	1.4	0.6	0.8
Entertainment	1.1	0.6	—
Financial Services	—	2.1	—
Food Products	2.3	0.7	—
Gas Utilities	1.1	0.6	—
Ground Tranportation	—	0.4	—
Health Care Equipment & Supplies	—	0.7	1.4
Hotel & Resort REITs	2.6	2.4	—
Health Care Providers & Services	—	0.1	—
Hotels, Restaurants & Leisure	0.6	1.1	1.7
Household Durables	3.4	0.5	—
Household Products	0.9	1.7	1.6
Independent Power & Renewable Electricity Producers	0.7	—	—
Industrial Conglomerates	3.3	0.1	2.5
Insurance	4.6	2.3	3.1
Interactive Media & Services	1.2	3.1	1.9
IT Services	1.7	1.0	2.9

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Financial Statements

Industry†	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio	Lazard Retirement International Equity Portfolio

Leisure Products	—%	0.2%	0.7%
Life Sciences Tools & Services	—	0.6	2.1
Machinery	1.9	2.3	3.9
Marine	—	0.1	—
Media	—	0.6	0.9
Metals & Mining	2.6	0.5	1.4
Multi-Utilities	—	0.6	1.4
Office REITs	—	0.1	—
Oil, Gas & Consumable Fuels	5.9	0.9	2.9
Passenger Airlines	—	0.1	1.6
Personal Care Products	2.5	0.5	2.7
Pharmaceuticals	0.7	5.0	6.2
Professional Services	—	1.2	7.4
Real Estate Management & Development	—	0.5	0.5
Retail REITs	—	0.4	—
Semiconductors & Semiconductor Equipment	15.0	4.9	5.9
Software	—	5.3	1.2
Specialized REITs	—	0.5	—
Specialty Retail	0.9	1.5	2.6
Technology Hardware, Storage & Peripherals	3.7	2.7	1.3
Textiles, Apparel & Luxury Goods	—	0.4	5.0
Tobacco	0.7	0.2	—
Trading Companies & Distributors	—	0.4	0.7
Transportation Infrastructure	1.5	—	—
Wireless Telecommunication Services	2.2	0.3	—
Subtotal	97.0	73.1	97.6
Exchange-Traded Funds	—	1.2	—
Foreign Government Obligations	—	17.6	—
Supranational Bonds	—	3.9	—
U.S. Municipal Bonds	—	0.8	—
U.S. Treasury Securities	—	2.7	—
Warrants	—	0.0	—
Repurchase Agreements	2.6	—	0.7
Short-Term Investments	0.2	0.9	0.0
Total Investments	99.8%	100.2%	98.3%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   51

Lazard Retirement Series, Inc. Statements of Assets and Liabilities (N-CSR Item 7) (unaudited)

June 30, 2024	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
ASSETS
Investments in securities, at fair value	$325,918,214	$235,217,489
Cash	—	71,079
Foreign currency, at fair value	305,025	406,967
Receivables for:
Dividends and interest	1,706,075	1,232,928
Capital stock sold	74,233	54,874
Investments sold	107	—
Gross unrealized appreciation on forward currency contracts	—	360,053
Total assets	328,003,654	237,343,390

LIABILITIES
Payables for:
Foreign capital gains taxes	651,791	—
Management fees	265,605	119,273
Accrued distribution fees	51,191	50,503
Accrued custodian fees	39,133	48,129
Accrued professional services	25,586	37,419
Accrued administration fees	10,203	10,229
Accrued shareholders’ reports	8,596	7,512
Accrued directors’ fees	6,478	5,455
Investments purchased	288,543	1,248,234
Capital stock redeemed	203,274	299,398
Gross unrealized depreciation on forward currency contracts	—	864,301
Other accrued expenses and payables	9,962	9,477
Total liabilities	1,560,362	2,699,930
Net assets	$326,443,292	$234,643,460

NET ASSETS
Paid in capital	$287,862,553	$208,611,216
Distributable earnings (Accumulated loss)	38,580,739	26,032,244
Net assets	$326,443,292	$234,643,460

Service Shares
Net assets	$232,798,149	$233,744,851
Shares of capital stock outstanding*	10,331,145	18,496,228
Net asset value, offering and redemption price per share	$22.53	$12.64

Investor Shares
Net assets	$93,645,143	$898,609
Shares of capital stock outstanding*	4,199,050	70,796
Net asset value, offering and redemption price per share	$22.30	$12.69

Cost of investments in securities	$280,121,963	$203,996,967
Cost of foreign currency	$305,330	$405,709

*	$0.001 par value, 2,550,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$111,926,020	$40,251,526
—	—
82,907	—

666,686	14,741
43,333	3,502
1,356,598	—

—	—
114,075,544	40,269,769

—	—
61,708	18,227
24,492	8,225
13,483	7,072
26,208	23,782
5,667	4,015
4,624	5,737
2,967	1,806
62	—
39,991	3,613

—	—
5,395	4,735
184,597	77,212
$113,890,947	$40,192,557

$94,830,520	$34,343,920
19,060,427	5,848,637
$113,890,947	$40,192,557

$113,890,947	$40,192,557
11,898,108	2,888,050

$9.57	$13.92

—	—
—	—

—	—

$97,525,353	$36,944,343
$82,906	$—

Semi-Annual Financial Statements   53

Lazard Retirement Series, Inc. Statements of Operations (N-CSR Item 7) (unaudited)

For the Six Months Ended June 30, 2024	Lazard Retirement Emerging Markets Equity Portfolio	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Investment Income (Loss)
Income
Dividends#	$8,682,247	$1,494,524
Interest	—	1,977,604
Total investment income*	8,682,247	3,472,128

Expenses
Management fees (Note 3)	1,594,395	962,910
Distribution fees (Service Shares)	284,132	300,131
Professional services	114,006	89,839
Custodian fees	55,993	69,622
Administration fees	28,550	28,152
Shareholders’ services	15,057	12,038
Shareholders’ reports	14,482	12,125
Directors’ fees and expenses	13,112	11,191
Other	6,218	6,231
Total gross expenses	2,125,945	1,492,239
Management fees waived and expenses reimbursed	(705)	(227,797)
Total net expenses	2,125,240	1,264,442
Net investment income (loss)	6,557,007	2,207,686
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	8,209,173	8,336,951
Foreign currency transactions	(121,800)	(29,382)
Forward currency contracts	—	(319,791)
Total net realized gain (loss)	8,087,373	7,987,778
Net change in unrealized appreciation (depreciation) on:
Investments†	10,778,492	2,952,861
Foreign currency translations	(16,691)	(35,308)
Forward currency contracts	—	(246,574)
Total net change in unrealized appreciation (depreciation)	10,761,801	2,670,979
Net realized and unrealized gain (loss)	18,849,174	10,658,757
Net increase (decrease) in net assets resulting from operations	$25,406,181	$12,866,443
*# Net of foreign withholding taxes of	$942,198	$93,349
** Net of foreign capital gains taxes of	$154,029	$—
† Includes net change in foreign capital gains taxes of	$(298,113)	$—

#	Dividend income for Lazard Retirement Global Dynamic Multi-Asset Portfolio includes $181 of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $93,530. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Financial Statements

Lazard Retirement International Equity Portfolio	Lazard Retirement US Small Cap Equity Select Portfolio

$1,830,291	$189,979
—	—
1,830,291	189,979

430,320	152,542
143,440	50,847
37,322	30,895
19,636	10,660
15,792	11,162
8,641	7,758
6,860	4,950
6,303	3,809
3,329	2,351
671,643	274,974
(56,697)	(41,242)
614,946	233,732
1,215,345	(43,753)

1,592,271	1,622,955
(8,675)	—
—	—
1,583,596	1,622,955

3,253,254	(328,444)
(21,908)	—
—	—

3,231,346	(328,444)
4,814,942	1,294,511

$6,030,287	$1,250,758
$212,025	$—
$—	$—

$—	$—

Semi-Annual Financial Statements   55

Lazard Retirement Series, Inc. Statements of Changes in Net Assets (N-CSR Item 7) (unaudited)

	Lazard Retirement Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,557,007	$12,198,320
Net realized gain (loss)	8,087,373	10,430,071
Net change in unrealized appreciation (depreciation)	10,761,801	40,520,857
Net increase (decrease) in net assets resulting from operations	25,406,181	63,149,248
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	(10,821,249)
Investor Shares	—	(4,497,782)
Net decrease in net assets resulting from distributions	—	(15,319,031)
Capital stock transactions
Net proceeds from sales
Service Shares	9,012,268	15,152,048
Investor Shares	3,254,403	6,380,619
Net proceeds from reinvestment of distributions
Service Shares	—	10,821,249
Investor Shares	—	4,497,782
Cost of shares redeemed
Service Shares	(25,088,045)	(48,939,956)
Investor Shares	(9,362,165)	(14,068,387)
Net increase (decrease) in net assets from capital stock transactions	(22,183,539)	(26,156,645)
Total increase (decrease) in net assets	3,222,642	21,673,572
Net assets at beginning of period	323,220,650	301,547,078
Net assets at end of period	$326,443,292	$323,220,650

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	11,086,878	12,241,538
Shares sold	421,603	774,167
Shares issued to shareholders from reinvestment of distributions	—	578,676
Shares redeemed	(1,177,336)	(2,507,503)
Net increase (decrease)	(755,733)	(1,154,660)
Shares outstanding at end of period	10,331,145	11,086,878

Investor Shares
Shares outstanding at beginning of period	4,485,531	4,637,037
Shares sold	154,580	329,963
Shares issued to shareholders from reinvestment of distributions	—	243,518
Shares redeemed	(441,061)	(724,987)
Net increase (decrease)	(286,481)	(151,506)
Shares outstanding at end of period	4,199,050	4,485,531

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Financial Statements

Lazard Retirement Global Dynamic Multi-Asset Portfolio		Lazard Retirement International Equity Portfolio
Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023

$2,207,686	$4,750,736	$1,215,345	$1,930,834
7,987,778	(16,308,141)	1,583,596	3,072,339
2,670,979	37,325,301	3,231,346	11,473,559

12,866,443	25,767,896	6,030,287	16,476,732

—	(13,610,980)	—	(1,474,339)
—	(36,504)	—	—
—	(13,647,484)	—	(1,474,339)

3,527,888	5,869,105	3,528,207	10,624,686
92,419	239,435	—	—

—	13,610,980	—	1,474,339
—	36,504	—	—

(28,771,792)	(49,159,005)	(10,162,757)	(23,374,371)
(50,883)	(71,051)	—	—

(25,202,368)	(29,474,032)	(6,634,550)	(11,275,346)
(12,335,925)	(17,353,620)	(604,263)	3,727,047
246,979,385	264,333,005	114,495,210	110,768,163
$234,643,460	$246,979,385	$113,890,947	$114,495,210

20,541,409	23,065,409	12,599,414	13,930,885
285,531	497,379	373,145	1,225,574

—	1,221,811	—	173,044
(2,330,712)	(4,243,190)	(1,074,451)	(2,730,089)
(2,045,181)	(2,524,000)	(701,306)	(1,331,471)
18,496,228	20,541,409	11,898,108	12,599,414

67,328	49,451	—	—
7,558	20,838	—	—

—	3,268	—	—
(4,090)	(6,229)	—	—
3,468	17,877	—	—
70,796	67,328	—	—

Semi-Annual Financial Statements   57

	Lazard Retirement US Small Cap Equity Select Portfolio
	Six Months Ended June 30, 2024 (unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(43,753)	$14,102
Net realized gain (loss)	1,622,955	2,131,546
Net change in unrealized appreciation (depreciation)	(328,444)	1,817,889
Net increase (decrease) in net assets resulting from operations	1,250,758	3,963,537

Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Service Shares	—	—
Investor Shares	—	—
Net decrease in net assets resulting from distributions	—	—

Capital stock transactions
Net proceeds from sales
Service Shares	730,139	5,976,052
Investor Shares	—	—
Net proceeds from reinvestment of distributions
Service Shares	—	—
Investor Shares	—	—
Cost of shares redeemed
Service Shares	(3,431,693)	(6,481,300)
Investor Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(2,701,554)	(505,248)
Total increase (decrease) in net assets	(1,450,796)	3,458,289
Net assets at beginning of period	41,643,353	38,185,064
Net assets at end of period	$40,192,557	$41,643,353

Shares issued and redeemed
Service Shares
Shares outstanding at beginning of period	3,085,276	3,112,478
Shares sold	53,230	491,369
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	(250,456)	(518,571)
Net increase (decrease)	(197,226)	(27,202)
Shares outstanding at end of period	2,888,050	3,085,276

Investor Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Financial Statements

Lazard Retirement Series, Inc. Financial Highlights (N-CSR Item 7) (unaudited)

LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Service Shares
Net asset value, beginning of period	$20.83	$17.92	$21.86	$21.12	$22.00	$18.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.43	0.74	0.89	0.61	0.36	0.43
Net realized and unrealized gain (loss)	1.27	3.14	(4.18)	0.55	(0.75)	2.95
Total from investment operations	1.70	3.88	(3.29)	1.16	(0.39)	3.38
Less distributions from:
Net investment income	—	(0.97)	(0.65)	(0.42)	(0.49)	(0.18)
Total distributions	—	(0.97)	(0.65)	(0.42)	(0.49)	(0.18)
Net asset value, end of period	$22.53	$20.83	$17.92	$21.86	$21.12	$22.00
Total Return (b)	8.16%	22.27%	–15.12%	5.52%	–1.32%	18.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$232,798	$230,885	$219,359	$290,586	$364,846	$410,188
Ratios to average net assets (c):
Net expenses	1.40%	1.42%	1.38%	1.38%	1.43%	1.42%
Gross expenses	1.40%	1.42%	1.38%	1.38%	1.43%	1.43%
Net investment income (loss)	4.04%	3.81%	4.65%	2.72%	1.95%	2.10%
Portfolio turnover rate	11%	25%	25%	35%	27%	19%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   59

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Investor Shares
Net asset value, beginning of period	$20.59	$17.72	$21.64	$20.91	$21.78	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.45	0.79	0.94	0.66	0.41	0.47
Net realized and unrealized gain (loss)	1.26	3.10	(4.16)	0.55	(0.75)	2.91
Total from investment operations	1.71	3.89	(3.22)	1.21	(0.34)	3.38
Less distributions from:
Net investment income	—	(1.02)	(0.70)	(0.48)	(0.53)	(0.18)
Total distributions	—	(1.02)	(0.70)	(0.48)	(0.53)	(0.18)
Net asset value, end of period	$22.30	$20.59	$17.72	$21.64	$20.91	$21.78
Total Return (b)	8.31%	22.61%	–14.96%	5.80%	–1.03%	18.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$93,645	$92,335	$82,189	$104,568	$125,178	$174,389
Ratios to average net assets (c):
Net expenses	1.16%	1.17%	1.13%	1.14%	1.18%	1.18%
Gross expenses	1.16%	1.17%	1.13%	1.14%	1.18%	1.18%
Net investment income (loss)	4.29%	4.08%	4.94%	2.97%	2.28%	2.37%
Portfolio turnover rate	11%	25%	25%	35%	27%	19%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Financial Statements

LAZARD RETIREMENT GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/24†		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Service Shares
Net asset value, beginning of period	$11.98		$11.44	$14.72	$13.53	$13.65	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	*	0.22 *	0.19	0.12	0.10	0.16
Net realized and unrealized gain (loss)	0.55		0.97	(2.72)	1.48	— (b)	1.91
Total from investment operations	0.66		1.19	(2.53)	1.60	0.10	2.07
Less distributions from:
Net investment income	—		—	(0.01)	(0.41)	(0.08)	(0.01)
Net realized gains	—		(0.65)	(0.74)	—	(0.14)	(0.02)
Total distributions	—		(0.65)	(0.75)	(0.41)	(0.22)	(0.03)
Net asset value, end of period	$12.64		$11.98	$11.44	$14.72	$13.53	$13.65
Total Return (c)	5.51	%*	10.81%*	–17.38%	11.94%	0.81%	17.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$233,745		$246,170	$263,766	$343,765	$354,856	$400,694
Ratios to average net assets (d):
Net expenses	1.05%		1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.24%		1.24%	1.19%	1.20%	1.22%	1.20%
Net investment income (loss)	1.83	%*	1.88%*	1.55%	0.82%	0.75%	1.23%
Portfolio turnover rate	30%		92%	87%	75%	177%	115%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   61

Selected data for a share of capital stock outstanding	Six Months Ended		Year Ended
throughout each period	6/30/24†		12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Investor Shares
Net asset value, beginning of period	$12.03		$11.46	$14.75	$13.53	$13.65	$11.61
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	*	0.24 *	0.21	0.14	0.12	0.14
Net realized and unrealized gain (loss)	0.54		0.98	(2.73)	1.49	— (b)	1.93
Total from investment operations	0.66		1.22	(2.52)	1.63	0.12	2.07
Less distributions from:
Net investment income	—		—	(0.03)	(0.41)	(0.10)	(0.01)
Net realized gains	—		(0.65)	(0.74)	—	(0.14)	(0.02)
Total distributions	—		(0.65)	(0.77)	(0.41)	(0.24)	(0.03)
Net asset value, end of period	$12.69		$12.03	$11.46	$14.75	$13.53	$13.65
Total Return (c)	5.49	%*	11.06%*	–17.28%	12.16%	0.96%	17.79%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$899		$810	$567	$543	$199	$32
Ratios to average net assets (d):
Net expenses	0.90%		0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	1.58%		1.81%	1.88%	2.21%	4.14%	84.50%
Net investment income (loss)	2.00	%*	2.03%*	1.73%	0.95%	0.93%	1.05%
Portfolio turnover rate	30%		92%	87%	75%	177%	115%

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Financial Statements

†	Unaudited.
*	There was less than $0.01 impact on the Net investment income per share and no impact on the total return of the Portfolio as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2024 and year ended December 31, 2023. There was less than 0.005% and 0.01% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2024 and year ended December 31, 2023, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(d)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   63

LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
Service Shares
Net asset value, beginning of period	$9.09	$7.95	$11.00	$10.62	$10.37	$8.60
Income (Loss) from investment operations:
Net investment income (loss)	0.11	0.15 *	0.16 *	0.31 *	0.11	0.20
Net realized and unrealized gain (loss)	0.37	1.10	(1.80)	0.31	0.68	1.60
Total from investment operations	0.48	1.25	(1.64)	0.62	0.79	1.80
Less distributions from:
Net investment income	—	(0.11)	(0.35)	(0.11)	(0.22)	(0.03)
Net realized gains	—	—	(1.06)	(0.13)	(0.32)	—
Total distributions	—	(0.11)	(1.41)	(0.24)	(0.54)	(0.03)
Net asset value, end of period	$9.57	$9.09	$7.95	$11.00	$10.62	$10.37
Total Return (a)	5.28%	15.88%*	-15.01%*	5.83%*	8.24%	21.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113,891	$114,495	$110,768	$139,609	$145,576	$152,725
Ratios to average net assets (b):
Net expenses	1.07%	1.21%	1.11%	1.10%	1.17%	1.12%
Gross expenses	1.17%	1.32%	1.19%	1.18%	1.27%	1.20%
Net investment income (loss)	2.12%	1.71%*	1.62%*	2.73%*	0.88%	1.87%
Portfolio turnover rate	20%	41%	31%	37%	33%	32%

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Financial Statements

†	Unaudited.
*	Includes $0.02 for the year ended December 31, 2023 and $0.03 for year ended December 31, 2022 and the year ended December 31, 2021, respectively, of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.26%, 0.32% and 0.29% impact on the total return of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. There was a 0.18%, 0.30% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the year ended December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(b)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   65

LAZARD RETIREMENT US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/24†	12/31/23	12/31/22	12/31/21	12/31/20*	12/31/19*
Service Shares
Net asset value, beginning of period	$13.50	$12.27	$19.47	$16.27	$16.46	$12.92
Income (Loss) from investment operations:
Net investment income (loss)	(0.02)	— (a)	(0.01)	(0.03)	0.03	0.04
Net realized and unrealized gain (loss)	0.44	1.23	(2.64)	3.26	0.87	3.80
Total from investment operations	0.42	1.23	(2.65)	3.23	0.90	3.84
Less distributions from:
Net investment income	—	—	—	(0.01)	(0.03)	—
Net realized gains	—	—	(4.55)	(0.02)	(1.06)	(0.30)
Total distributions	—	—	(4.55)	(0.03)	(1.09)	(0.30)
Net asset value, end of period	$13.92	$13.50	$12.27	$19.47	$16.27	$16.46
Total Return (b)	3.11%	10.02%	–15.52%	19.87%	6.76%	29.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$40,193	$41,643	$38,185	$51,622	$51,291	$59,460
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.35%	1.38%	1.32%	1.29%	1.33%	1.27%
Net investment income (loss)	–0.22%	0.04%	–0.07%	–0.17%	0.15%	0.27%
Portfolio turnover rate	48%	63%	34%	61%	71%	60%

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Financial Statements

†	Unaudited.
*	On December 4, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to December 4, 2020 has been adjusted to reflect the reverse share split.
(a)	Amount is less than $0.01 per share.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Performance information does not reflect the fees and charges imposed by participating insurance companies at the separate account level, and such charges will have the effect of reducing performance. Return for a period of less than one year is not annualized.
(c)	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   67

Lazard Retirement Series, Inc. Notes to Financial Statements

June 30, 2024 (N-CSR Item 7) (unaudited)

1. Organization

Lazard Retirement Series, Inc. was incorporated in Maryland on February 13, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund, comprised of twenty-one no-load portfolios (each referred to as a “Portfolio”), is currently offered only to separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies. Portfolio shares may also be offered to certain qualified pension and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis. Currently only the following four Portfolios, each of which is “diversified”, as defined in the 1940 Act, are offered: Lazard Retirement Emerging Markets Equity Portfolio (“Emerging Markets Equity Portfolio”), Lazard Retirement Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset Portfolio”), Lazard Retirement International Equity Portfolio (“International Equity Portfolio”), and Lazard Retirement US Small Cap Equity Select Portfolio (“US Small Cap Equity Select Portfolio”, which was formerly the Lazard Retirement US Small-Mid Cap Equity Portfolio). Each of the other seventeen Portfolios had not commenced operations as of June 30, 2024. Effective January 31, 2006, the Fund designated its existing class of shares as Service Shares and commenced offering Investor Shares. Investor Shares and Service Shares are identical, except as to the services offered to, and expenses borne by, each class of shares. As of June 30, 2024, only the Emerging Markets Equity and Global Dynamic Multi-Asset Portfolios had issued Investor Shares.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

68   Semi-Annual Financial Statements

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

Semi-Annual Financial Statements   69

The Board of Directors (the “Board”) has designated the Investment Manager to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

70   Semi-Annual Financial Statements

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency

Semi-Annual Financial Statements   71

gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2024, the Global Dynamic Multi-Asset Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2023, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term

Emerging Markets Equity	$(12,167,827)	$(18,038,691)
Global Dynamic Multi-Asset	(4,601,407)	(8,178,784)
International Equity	—	—
US Small Cap Equity Select	—	—

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2023, the Portfolios had no such losses to defer.

72   Semi-Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Emerging Markets Equity	$280,121,963	$76,918,086	$31,121,835	$45,796,251
Global Dynamic Multi-Asset	203,996,967	38,428,011	7,711,737	30,716,274
International Equity	97,525,353	21,019,523	6,618,856	14,400,667
US Small Cap Equity Select	36,944,343	5,793,076	2,485,893	3,307,183

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends if any, will be declared and paid annually. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing

Semi-Annual Financial Statements   73

treatments of foreign currency transactions, certain expenses, currency straddles, wash sales, forward contracts being marked to market, net operating losses, passive foreign investment companies, distribution redesignations, capital loss carryforwards, equalization, foreign bond bifurcation, return of capital distributions, premium amortization, non-deductible organization expenses and distributions from real estate investment trusts. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Allocation of Expenses—Expenses common to the Fund, The Lazard Funds, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Service Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(g) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(h) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled

74   Semi-Annual Financial Statements

disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objective(s), policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Emerging Markets Equity	1.00%
Global Dynamic Multi-Asset	0.75
International Equity	0.75
US Small Cap Equity Select	0.75

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2025 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the

Semi-Annual Financial Statements   75

Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Service Shares	Investor Shares

Emerging Markets Equity (a)	1.40%	1.15%
Global Dynamic Multi-Asset (b)	1.05	0.90
International Equity	1.10	N/A
US Small Cap Equity Select (c)	1.10	N/A

(a) From January 1, 2024 to June 28, 2024, annual rates were 1.45% and 1.20%, respectively.

(b) This agreement will continue in effect until May 1, 2034 for Investor Shares.

(c) From January 1, 2024 to June 28, 2024, annual rate was 1.15%.

During the period ended June 30, 2024, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses:

	Service Shares		Investor Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Emerging Markets Equity	$486	$—	$219	$—
Global Dynamic Multi-Asset	224,838	—	2,959	—
International Equity	56,697	—	—	—
US Small Cap Equity Select	41,242	—	—	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily

76   Semi-Annual Financial Statements

net assets of its Service Shares, for certain distribution activities and providing services to holders of the Portfolio’s Service Shares. The Distributor may make payments to participating insurance companies or to other third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. The annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $252,500, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statement of Operations of each Portfolio shows the Independent Directors’ fees and expenses paid by each Portfolio.

Semi-Annual Financial Statements   77

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2024 were as follows:

Portfolio	Purchases	Sales

Emerging Markets Equity	$33,300,996	$52,025,443
Global Dynamic Multi-Asset	68,774,772	91,000,024
International Equity	22,776,153	27,091,457
US Small Cap Equity Select	19,253,139	22,303,112

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$1,370,408	$1,791,047

For the period ended June 30, 2024, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income

78   Semi-Annual Financial Statements

markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, supply chain disruptions, government defaults, government shutdowns, the imposition of sanctions and other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

Semi-Annual Financial Statements   79

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

80   Semi-Annual Financial Statements

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices. A Portfolio may be subject to heightened interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivative transactions.

Semi-Annual Financial Statements   81

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(f) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes and currencies; structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many

82   Semi-Annual Financial Statements

derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(g) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETFs’ investments, as well as to the general risks of investing in ETFs. The Portfolio will bear not only a Portfolio’s management fees and operating expenses, but also a Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which a Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

Semi-Annual Financial Statements   83

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) Sector Risk—Implementation of certain Portfolios’ investment strategy may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, such as companies in the financials sector, and a Portfolio would be expected to be affected by developments in that sector. Companies in the financials sector can be significantly affected by, among other things: government regulation; changes in interest rates and/or monetary policy and general economic conditions; the availability and cost of capital; capital requirements; decreased liquidity in credit markets; and the rate of defaults on corporate, consumer and government debt.

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage;

84   Semi-Annual Financial Statements

reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any

Semi-Annual Financial Statements   85

input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

86   Semi-Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2024:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Emerging Markets Equity Portfolio
Common Stocks*
Brazil	$31,184,666	$—	$—	$31,184,666
Chile	2,051,274	—	—	2,051,274
China	12,171,012	73,835,829	—	86,006,841
Egypt	—	2,050,088	—	2,050,088
Greece	—	8,098,875	—	8,098,875
Hong Kong	—	2,376,163	—	2,376,163
Hungary	—	10,706,160	—	10,706,160
India	3,189,103	17,416,296	—	20,605,399
Indonesia	3,096,327	9,263,760	—	12,360,087
Mexico	16,691,548	—	—	16,691,548
Peru	2,279,916	—	—	2,279,916
Portugal	—	3,314,638	—	3,314,638
Russia	—	—	2	2
South Africa	—	26,402,438	—	26,402,438
South Korea	—	36,645,731	—	36,645,731
Taiwan	—	44,411,542	—	44,411,542
Thailand	2,713,820	2,477,593	—	5,191,413
Turkey	—	1,728,116	—	1,728,116
United Kingdom	—	4,606,964	—	4,606,964
Repurchase Agreements	—	8,660,000	—	8,660,000
Short-Term Investments	546,353	—	—	546,353
Total	$73,924,019	$251,994,193	$2	$325,918,214

Semi-Annual Financial Statements   87

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
Global Dynamic Multi Asset Portfolio
Assets:
Common Stocks*
Australia	$214,846	$1,351,609	$—	$1,566,455
Bermuda	81,581	—	—	81,581
Canada	4,945,892	225,298	—	5,171,190
China	597,111	211,098	—	808,209
Denmark	224,085	2,075,178	—	2,299,263
Finland	205,371	—	—	205,371
France	804,852	1,664,016	—	2,468,868
Germany	198,861	981,763	—	1,180,624
Hong Kong	491,812	677,447	—	1,169,259
Ireland	204,084	—	—	204,084
Israel	118,189	200,204	—	318,393
Italy	—	1,015,218	—	1,015,218
Japan	753,302	9,537,061	—	10,290,363
Netherlands	934,333	922,498	—	1,856,831
New Zealand	—	273,396	—	273,396
Singapore	—	276,234	—	276,234
Spain	309,880	936,342	—	1,246,222
Sweden	907,954	59,417	—	967,371
Switzerland	547,462	1,883,995	—	2,431,457
United Kingdom	2,395,276	3,867,031	—	6,262,307
United States	96,925,304	2,309,066	—	99,234,370
Corporate Bonds*	—	29,495,570	—	29,495,570
Exchange-Traded Funds	2,936,968	—	—	2,936,968
Foreign Government Obligations*	—	41,243,723	—	41,243,723
Preferred Stocks*
Germany	—	83,411	—	83,411
Quasi Government Bonds*	—	2,481,971	—	2,481,971
Supranational Bonds	—	9,280,410	—	9,280,410
U.S. Municipal Bonds	—	1,792,001	—	1,792,001
U.S. Treasury Securities	—	6,350,226	—	6,350,226
Warrants	—	—	—	—
Short-Term Investments	2,226,143	—	—	2,226,143
Other Financial Instruments†
Forward Currency Contracts	—	360,053	—	360,053
Total	$116,023,306	$119,554,236	$—	$235,577,542
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(864,301)	$—	$(864,301)
Total	$—	$(864,301)	$—	$(864,301)

88   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2024
International Equity Portfolio
Common Stocks*
Australia	$—	$1,605,094	$—	$1,605,094
Belgium	—	1,300,095	—	1,300,095
Canada	3,841,113	—	—	3,841,113
China	705,081	3,451,391	—	4,156,472
Denmark	—	887,393	—	887,393
Finland	—	2,528,637	—	2,528,637
France	—	10,291,029	—	10,291,029
Germany	—	9,972,876	—	9,972,876
Greece	—	1,396,816	—	1,396,816
Hong Kong	—	1,997,282	—	1,997,282
Israel	1,023,934	—	—	1,023,934
Italy	1,875,266	1,674,373	—	3,549,639
Japan	—	20,248,790	—	20,248,790
Mexico	1,124,806	—	—	1,124,806
Netherlands	—	1,920,832	—	1,920,832
Singapore	—	2,230,534	—	2,230,534
South Korea	—	1,441,055	—	1,441,055
Spain	—	1,144,314	—	1,144,314
Sweden	—	1,718,391	—	1,718,391
Switzerland	—	3,471,501	—	3,471,501
Taiwan	2,679,281	—	—	2,679,281
United Kingdom	—	17,944,204	—	17,944,204
United States	6,286,192	5,392,707	—	11,678,899
Preferred Stocks*
Brazil	1,132,880	—	—	1,132,880
Germany	—	1,808,658	—	1,808,658
Repurchase Agreements	—	780,000	—	780,000
Short-Term Investments	51,495	—	—	51,495
Total	$18,720,048	$93,205,972	$—	$111,926,020

US Small Cap Equity Select Portfolio
Common Stocks*	$39,237,013	$—	$—	$39,237,013
Repurchase Agreements	—	960,000	—	960,000
Short-Term Investments	54,513	—	—	54,513
Total	$39,291,526	$960,000	$—	$40,251,526

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Semi-Annual Financial Statements   89

Certain equity securities to which footnote (†) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Funds’ pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9. Derivative Instruments

The Global Dynamic Multi-Asset Portfolio may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2024, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$38,700,000
Average amounts sold	$37,400,000

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The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2024:

Assets—Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$360,053

Liabilities—Derivative Financial Instruments
Forward currency contracts	Unrealized depreciation on forward currency contracts	$864,301

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2024 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(319,791)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(246,574)

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2024.

As of June 30, 2024, the Global Dynamic Multi-Asset Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2024:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$360,053	$—	$360,053

Semi-Annual Financial Statements   91

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank N.A.	$57,129	$(57,129)	$—	$—
HSBC Bank USA N.A.	163,842	(163,842)	—	—
JPMorgan Chase Bank N.A.	91,122	(91,122)	—	—
Morgan Stanley & Co.	42,292	(42,292)	—	—
State Street Bank & Trust Co.	5,668	(1,488)	—	4,180
Total	$360,053	$(355,873)	$—	$4,180

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$864,301	$—	$864,301

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank N.A.	$230,679	$(57,129)	$—	$173,550
HSBC Bank USA N.A.	418,386	(163,842)	—	254,544
JPMorgan Chase Bank N.A.	145,055	(91,122)	—	53,933
Morgan Stanley & Co.	68,693	(42,292)	—	26,401
State Street Bank & Trust Co.	1,488	(1,488)	—	—
Total	$864,301	$(355,873)	$—	$508,428

10. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

92   Semi-Annual Financial Statements

Lazard Retirement Series, Inc.

Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Semi-Annual Financial Statements   93

Lazard Retirement Series, Inc. Additional Information (unaudited)

Changes in Disagreement with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on June 5, 2024 and June 26, 2024, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 26, 2024 meeting, additional information requested by the Independent Directors at the June 5, 2024 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds and other clients of the Investment Manager, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and

94   Semi-Annual Financial Statements

whether potential economies have been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2024, the Lazard Funds complex of 30 active funds comprised approximately $19.3 billion of the approximately $250.4 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

Semi-Annual Financial Statements   95

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $19.3 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Only the Emerging Markets Equity, Global Dynamic Multi-Asset, International Equity and US Small Cap Equity Select Portfolios (the “active Portfolios”) had commenced operations. For all other Portfolios (the “inactive Portfolios”) the Board determined to defer consideration of advisory fees in the Management Agreement (and review of net expense ratios) until a Portfolio was to commence operations, at which time current information regarding the advisory fee and the estimated net expense ratio would be considered. Accordingly, the following discussion of advisory fees, expense ratios and performance was limited to those of the four active Portfolios (and therefore all references in the discussion to one or more Portfolios refer to active Portfolio(s) unless otherwise stated). Additionally, the Investment Manager proposed to lower the expense limitation for the Emerging Markets Equity and US Small Cap Equity Select Portfolios by 0.05%. Additionally, the Investment Manager proposed to lower the management fee for the Global Dynamic Multi-Asset Portfolio by 0.05%.

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of variable annuity underlying funds (i.e., funds offered only through variable annuity contracts, variable life insurance policies and/or certain qualified pension or retirement plans or other accounts permitting accumulation of assets on a tax-deferred basis) not advised by the Investment Manager that

96   Semi-Annual Financial Statements

were selected by ISS as comparable to the Portfolio, for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Group”); and

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fee and the net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the active and inactive Portfolios, pursuant to which the Investment Manager was currently waiving certain advisory fees and/or reimbursing certain expenses for three of the four active Portfolios. The Board also received a description of ISS’s methodology for its construction of the Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Semi-Annual Financial Statements   97

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five-and ten-year periods ended March 31, 2024, compared to performance for the same time periods to that of:

●	a group of variable annuity underlying funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for performance comparison purposes, based on ISS’s methodology (the “Performance Peer Group”);

●	the variable annuity underlying funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of ISS’s methodology for its construction of the Performance Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each active Portfolio concerning the Investment

98   Semi-Annual Financial Statements

Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2023 and the Investment Manager’s cost allocation methodology to compute an estimate of each active Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the active Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than, in connection with the management of certain active Portfolios, the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Service Shares.

The Board considered that the profitability percentages were within or below ranges determined to be appropriate by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each active Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each active Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at

Semi-Annual Financial Statements   99

inception that account for future scale. The Board further considered that, as the assets of each active Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the June 5, 2024 and June 26, 2024 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $250.4 billion global asset management business.

●	For the active Portfolios, the Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each active Portfolio, concluded that the investment performance of each active Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

100   Semi-Annual Financial Statements

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the active Portfolios increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

●	In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Such other information included the investment performance of the active Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Financial Statements   101

Lazard Retirement Series, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS010

We Recycle This document is printed on recycled paper.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: August 16, 2024

By /s/ Christina Kennedy
Christina Kennedy
Treasurer

Date: August 16, 2024